                               UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-4165
                                  ---------------------------------------------

                    American Century Target Maturities Trust
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 Main Street, Kansas City, Missouri                        64141
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, Missouri 64111
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                   ----------------------------

Date of fiscal year end:  September 30, 2003
                        --------------------------------------------------------
Date of reporting period:  September 30, 2003
                         -------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

[front cover]

September 30, 2003

American Century
Annual Report

[photo]

Target Maturities Trust:
   Target 2005 Fund
   Target 2010 Fund
   Target 2015 Fund
   Target 2020 Fund
   Target 2025 Fund
   Target 2030 Fund

                                 [american century logo and text logo (reg.sm)]

[inside front cover]

Table of Contents

Our Message to You.......................................................   1

TARGET: 2005

TARGET: 2010

TARGET: 2015

TARGET: 2020

TARGET: 2025

TARGET: 2030

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo]

James E. Stowers III with James E. Stowers, Jr.

We are pleased to provide you with the annual report for the American Century
Target Maturities Trust funds for the year ended September 30, 2003.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Many of you have called or written to express your concern about allegations of wrongdoing by other mutual fund investment management firms. We share your concern--fund companies must put investors first and do everything possible to maintain investor trust. Through the Investment Company Institute, the mutual fund trade association, American Century has advocated industry-wide proposals that strengthen protections for fund investors. We believe that decisive action is needed to show that we are committed, as an industry, to the interests of the
95 million investors we serve.

As information about alleged trading abuses in the mutual fund industry has come to light, we have posted messages and commentary about these issues on
www.americancentury.com. Beyond what's currently in the headlines, American
Century has been a champion of many important investor and industry issues, which are outlined in a document titled Putting Investors First. We invite you to visit our Web site and read about how our values have influenced these positions.

As always, we deeply appreciate your investment with American Century.

Sincerely,

      /s/James E. Stowers, Jr.

      James E. Stowers, Jr.
      Founder and Chairman

      /s/James E. Stowers III

      James E. Stowers III
      Co-Chairman of the Board

                                                                          -----
                                                                          1

Target: 2005 - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2003
                                     -------------------------------
                                         AVERAGE ANNUAL RETURNS
-------------------------------------------------------------------------------
                                                            SINCE     INCEPTION
                         1 YEAR     5 YEARS   10 YEARS    INCEPTION      DATE
-------------------------------------------------------------------------------
INVESTOR CLASS            2.83%      5.25%     6.69%      12.13%        3/25/85
-------------------------------------------------------------------------------
11/15/05 STRIPS ISSUE     2.70%      5.89%     7.09%      13.47%(1)       --
-------------------------------------------------------------------------------
MERRILL LYNCH
10+ YEAR TREASURY
TOTAL RETURN INDEX        3.66%      6.54%     7.85%      11.11%(1)       --
-------------------------------------------------------------------------------
Advisor Class             2.58%      4.99%       --        6.44%        8/3/98
-------------------------------------------------------------------------------

(1)  Since 3/31/85, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1993

The charts on the performance page give historical return data for the fund.
Returns for the benchmark and index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the benchmark and index do not. Unless otherwise indicated, the charts are based on Investor
Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----

Target: 2005 - Portfolio Commentary

By Jeremy Fletcher, portfolio manager

PERFORMANCE OVERVIEW

Target: 2005's 2.83% total return for the fiscal year ended September 30, 2003, edged past that of its benchmark.* (Please see the previous page for details.)
It's also worth remembering that unlike the benchmark, Target: 2005's return is reduced by management expenses and transaction costs. Yet the fund slightly outperformed including those fees and we believe that our security-selection strategies helped to make that outcome possible.

ECONOMIC & MARKET BACKDROP

Bond markets weathered substantial volatility during the 12 months, and geopolitical uncertainties provided part of the backdrop as strained relations between the U.S. and Iraq led to war  in early 2003. But international tensions eased by mid-2003, bolstering consumer confidence and benefiting financial markets.

Mixed economic signals provided another key element behind bonds'  ups and downs. U.S. economic growth slowed to a 1.4% annualized pace (as measured by seasonally adjusted gross domestic product) during the final quarter of 2002 and first quarter of 2003, dredging up concerns about the recovery's staying power.

With that environment in mind and with deflation--a decline in prices--thought to be an outside possibility, the Federal Reserve dropped its short-term benchmark interest rate to a 45-year low of 1.0% at the end of June, the only rate change since a reduction in November 2002. News that the U.S. economy expanded at a better-than-expected pace during the second quarter arrived not long thereafter.

But by period-end, available evidence again pointed to tougher times in the form of mixed economic activity, a still-weak labor market, and only slightly improved industrial production, although consumer spending and homebuilding remained bright spots.

Bond prices closely followed those events, generally rising when economic activity appeared on the decline, or when international tensions increased. But the opposite also held true. July witnessed a particularly sharp sell-off sparked by a string of upbeat economic data. That led to a heavy supply influx as some mortgage fund managers unloaded Treasurys previously bought to hedge against record refinancing activity. By September, however, renewed economic concern again paved the way for bond gains.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/03               9/30/02
--------------------------------------------------------------------------------
Anticipated Growth Rate                     1.07%                 1.67%
--------------------------------------------------------------------------------
Weighted Average
Maturity Date                              8/16/05               9/29/05
--------------------------------------------------------------------------------
Anticipated Value at Maturity (AVM)
(Investor Class)(1)                        $101.04               $101.25
--------------------------------------------------------------------------------
(1)  See graph on page 4.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its
AVM. There is also no guarantee that the AVM will fluctuate as little in the future  as it has in the past. For more information, please consult  the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

                                                                          -----
                                                                          3

Target: 2005 - Portfolio Commentary

TYPES OF INVESTMENTS IN THE PORTFOLIO
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/03               3/31/03
--------------------------------------------------------------------------------
Treasury STRIPS                             39.2%                 37.4%
--------------------------------------------------------------------------------
BECCs                                       32.9%                 41.7%
--------------------------------------------------------------------------------
TRs                                         12.0%                  8.8%
--------------------------------------------------------------------------------
Govt. Agency STRIPS                          8.4%                  6.8%
--------------------------------------------------------------------------------
Other                                        7.5%                  5.3%
--------------------------------------------------------------------------------

For the fiscal year--and thanks in part to the Fed's interest rate cuts, which tend to have a greater impact on short-term bonds--yields on Treasury STRIPS maturing in 2005 finished approximately 35 basis points (0.35%) lower.

PORTFOLIO STRATEGIES

We generally tried to pick up small amounts of higher-yielding zero-coupon bonds throughout the fiscal year, with the tradeoff that such securities are somewhat less liquid (harder to buy and sell) then like-maturity Treasury STRIPS.

Along those lines, we occasionally added CATS (Certificates of Accrual of
Treasury Securities), FICOs (Financing Corporation zeros), Government Trust
Certificates (bonds used to finance aid to foreign nations), TIGRs (Treasury
Investment Growth Receipts), and  TRs (Treasury Receipts--generic receipt zeros).

Cash outflows became one of our biggest challenges toward the end of the period, and we generally met those liquidations by selling Treasury STRIPS maturing in
2006.

As a result of such strategies, Target: 2005's anticipated value at maturity decreased by 21 cents, while the fund's weighted average maturity date shortened up by approximately a month  and one-half.

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)

Target: 2005

The top line in the graph represents the class's Anticipated Value at Maturity, which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

-----

Target: 2005 - Schedule of Investments

SEPTEMBER 30, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) -- 90.2%

      $   428,000  REFCORP STRIPS -- COUPON,
                   1.26%, 1/15/04                                  $    426,657
--------------------------------------------------------------------------------
          300,000  CATS, 1.50%, 2/15/04                                 298,611
--------------------------------------------------------------------------------
        3,300,000  Federal Judiciary, 2.30%,
                   2/15/04                                            3,283,500
--------------------------------------------------------------------------------
          500,000  STRIPS -- COUPON, 1.17%,
                   2/15/04                                              498,146
--------------------------------------------------------------------------------
          100,000  REFCORP STRIPS -- COUPON,
                   1.43%, 4/15/04                                        99,387
--------------------------------------------------------------------------------
       15,200,000  BECC, 6.11%, 5/15/04                              15,078,871
--------------------------------------------------------------------------------
          206,000  CATS, 1.57%, 5/15/04                                 204,422
--------------------------------------------------------------------------------
        1,200,000  CATS, 2.02%, 5/15/04                               1,190,806
--------------------------------------------------------------------------------
          200,000  ETR, 1.18%, 5/15/04                                  198,468
--------------------------------------------------------------------------------
        2,000,000  Israel Government Aid Bond,
                   1.16%, 5/15/04                                     1,985,290
--------------------------------------------------------------------------------
        1,000,000  STRIPS -- COUPON, 1.99%,
                   5/15/04                                              993,874
--------------------------------------------------------------------------------
          838,000  REFCORP STRIPS -- COUPON,
                   1.40%, 7/15/04                                       830,287
--------------------------------------------------------------------------------
        1,289,000  CATS, 1.40%, 8/15/04                               1,274,624
--------------------------------------------------------------------------------
          207,000  CATS, 1.63%, 8/15/04                                 204,691
--------------------------------------------------------------------------------
          805,000  CATS, 1.78%, 8/15/04                                 796,022
--------------------------------------------------------------------------------
          500,000  STRIPS -- COUPON, 1.32%,
                   8/15/04                                              495,497
--------------------------------------------------------------------------------
          180,000  TR, 1.72%, 8/15/04                                   177,992
--------------------------------------------------------------------------------
        3,000,000  BECC, 5.12%, 11/15/04                              2,953,398
--------------------------------------------------------------------------------
          990,750  CUBES, 4.98%, 11/15/04                               974,816
--------------------------------------------------------------------------------
           87,000  ETR, 5.96%, 11/15/04                                  85,696
--------------------------------------------------------------------------------
        8,000,000  STRIPS -- COUPON, 4.89%,
                   11/15/04                                           7,902,120
--------------------------------------------------------------------------------
        4,000,000  STRIPS -- PRINCIPAL, 3.74%,
                   11/15/04                                           3,949,296
--------------------------------------------------------------------------------
           27,000  TIGR, 5.90%, 11/15/04                                 26,581
--------------------------------------------------------------------------------
        1,316,685  TR, 1.31%, 11/15/04                                1,296,953
--------------------------------------------------------------------------------
        5,156,893  TR, 1.66%, 11/15/04                                5,079,612
--------------------------------------------------------------------------------
           50,000  TR, 6.24%, 11/15/04                                   49,251
--------------------------------------------------------------------------------
          138,000  REFCORP STRIPS -- COUPON,
                   1.79%, 1/15/05                                       135,748
--------------------------------------------------------------------------------
       35,110,000  BECC, 6.19%, 2/15/05                              34,425,460
--------------------------------------------------------------------------------
          226,000  Federal Judiciary, 1.46%,
                   2/15/05                                              221,443
--------------------------------------------------------------------------------
        2,600,000  STRIPS -- COUPON, 5.92%,
                   2/15/05                                            2,559,757
--------------------------------------------------------------------------------
          343,220  TR, 1.91%, 2/15/05                                   336,758
--------------------------------------------------------------------------------
           30,000  TR, 1.91%, 2/15/05                                    29,435
--------------------------------------------------------------------------------
          594,000  Israel Government Aid Bond,
                   1.75%, 3/15/05                                       582,273
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $49,000,000  BECC, 5.83%, 5/15/05                            $ 47,787,935
--------------------------------------------------------------------------------
          600,000  STRIPS -- COUPON, 4.68%,
                   5/15/05                                              587,993
--------------------------------------------------------------------------------
        2,059,000  STRIPS -- PRINCIPAL, 5.90%,
                   5/15/05                                            2,020,400
--------------------------------------------------------------------------------
          428,750  TBR, 9.37%, 5/15/05                                  418,481
--------------------------------------------------------------------------------
          355,000  TIGR, 1.39%, 5/15/05                                 346,219
--------------------------------------------------------------------------------
        6,450,000  TR, 8.38%, 5/15/05                                 6,295,516
--------------------------------------------------------------------------------
          100,000  CATS, 1.45%, 8/15/05                                  96,952
--------------------------------------------------------------------------------
        3,000,000  STRIPS -- COUPON, 3.81%,
                   8/15/05                                            2,922,111
--------------------------------------------------------------------------------
       10,420,000  STRIPS -- PRINCIPAL, 7.05%,
                   8/15/05                                           10,143,807
--------------------------------------------------------------------------------
        1,245,000  TR, 1.73%, 8/15/05                                 1,207,056
--------------------------------------------------------------------------------
        3,553,000  REFCORP STRIPS -- COUPON,
                   3.72%, 10/15/05                                    3,434,809
--------------------------------------------------------------------------------
       31,050,000  BECC, 6.10%, 11/15/05                             29,853,675
--------------------------------------------------------------------------------
           13,000  CATS, 2.35%, 11/15/05                                 12,512
--------------------------------------------------------------------------------
           40,519  CUBES, 1.83%, 11/15/05                                38,917
--------------------------------------------------------------------------------
        1,200,000  LION, 6.41%, 11/15/05                              1,152,553
--------------------------------------------------------------------------------
        6,650,000  STRIPS -- COUPON, 4.71%,
                   11/15/05                                           6,434,274
--------------------------------------------------------------------------------
        7,000,000  STRIPS -- PRINCIPAL, 2.71%,
                   11/15/05                                           6,775,769
--------------------------------------------------------------------------------
       49,100,000  STRIPS -- PRINCIPAL, 3.38%,
                   11/15/05                                          47,527,179
--------------------------------------------------------------------------------
        2,247,000  TBR, 8.45%, 11/15/05                               2,162,697
--------------------------------------------------------------------------------
       20,000,000  TR, 4.08%, 11/15/05                               19,249,640
--------------------------------------------------------------------------------
       10,556,000  STRIPS -- COUPON, 7.77%,
                   2/15/06                                           10,142,880
--------------------------------------------------------------------------------
        3,000,000  STRIPS -- PRINCIPAL, 4.96%,
                   2/15/06                                            2,884,629
--------------------------------------------------------------------------------
        1,003,875  TR, 5.54%, 2/15/06                                   958,936
--------------------------------------------------------------------------------
        3,420,000  CATS, 2.90%, 5/15/06                               3,240,214
--------------------------------------------------------------------------------
       15,798,000  STRIPS -- COUPON, 2.24%,
                   5/15/06                                           15,065,004
--------------------------------------------------------------------------------
          660,000  TBR, 6.11%, 5/15/06                                  625,304
--------------------------------------------------------------------------------
       12,264,000  TR, 5.47%, 5/15/06                                11,619,294
--------------------------------------------------------------------------------
       22,100,000  STRIPS -- PRINCIPAL, 2.37%,
                   7/15/06                                           20,979,906
--------------------------------------------------------------------------------
        2,600,000  STRIPS -- COUPON, 4.82%,
                   8/15/06                                            2,465,354
--------------------------------------------------------------------------------
       11,250,000  STRIPS -- COUPON, 2.53%,
                   11/15/06                                          10,552,671
--------------------------------------------------------------------------------
          382,500  TIGR, 3.00%, 11/15/06                                209,107
--------------------------------------------------------------------------------
        1,077,000  TR, 3.18%, 11/15/06                                1,002,473
--------------------------------------------------------------------------------
          100,000  U.S. Treasury Corpus, 5.38%,
                   11/15/06                                              92,942
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $338,628,957)                                                 356,952,951
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

                                                                          -----
                                                                          5

Target: 2005 - Schedule of Investments

SEPTEMBER 30, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 9.5%

      $   836,000  Government Trust Certificates,
                   2.19%, 11/15/04                                 $    822,096
--------------------------------------------------------------------------------
          122,000  Government Trust Certificates,
                   3.32%, 11/15/04                                      119,971
--------------------------------------------------------------------------------
       14,063,000  FHLMC STRIPS -- COUPON,
                   2.59%, 1/15/05                                    13,807,433
--------------------------------------------------------------------------------
          400,000  TVA STRIPS -- COUPON,
                   1.75%, 1/15/05                                       392,199
--------------------------------------------------------------------------------
           59,000  TVA STRIPS -- COUPON,
                   1.90%, 5/1/05                                         57,487
--------------------------------------------------------------------------------
          400,000  Government Trust Certificates,
                   2.05%, 5/15/05                                       389,478
--------------------------------------------------------------------------------
        1,400,000  Government Trust Certificates,
                   4.41%, 5/15/05                                     1,363,173
--------------------------------------------------------------------------------
       16,878,000  FHLMC STRIPS -- COUPON,
                   3.00%, 7/15/05                                    16,386,158
--------------------------------------------------------------------------------
          125,000  FNMA STRIPS -- COUPON,
                   2.35%, 8/12/05                                       121,118
--------------------------------------------------------------------------------
        1,927,000  FHLMC STRIPS -- COUPON,
                   2.04%, 10/15/05                                    1,857,316
--------------------------------------------------------------------------------
           10,000  FICO STRIPS -- COUPON,
                   2.96%, 11/2/05                                         9,596
--------------------------------------------------------------------------------
          161,000  FICO STRIPS -- COUPON,
                   1.75%, 11/11/05                                      154,365
--------------------------------------------------------------------------------
        1,738,000  Government Trust Certificates,
                   4.40%, 11/15/05                                    1,667,528
--------------------------------------------------------------------------------
           57,000  FICO STRIPS -- COUPON,
                   1.75%, 11/30/05                                       54,561
--------------------------------------------------------------------------------
          151,000  FICO STRIPS -- COUPON,
                   1.83%, 12/6/05                                       144,464
--------------------------------------------------------------------------------
          120,000  TVA STRIPS -- COUPON,
                   2.00%, 12/15/05                                      114,765
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT  AGENCY SECURITIES
(Cost $36,714,575)                                                   37,461,708
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.3%

        1,187,000  FHLB, 0.95%, 10/1/03(2)
(Cost $1,187,000)                                                     1,187,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $376,530,532)                                                $395,601,659
================================================================================

Principal Amount                                                       Value
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(3)

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, BNP Paribas
Securities Corp., (U.S. Government Agency
obligations), 1.13%, dated 9/30/03, due
10/1/03 (Delivery value $47,655,183)                                $47,653,687
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES
--------------------------------------------------------------------------------
       $4,993,640  Bank of Nova Scotia, Series
                   YCD, VRN, 1.06%, 10/29/03,
                   resets monthly off the
                   1-month LIBOR minus 0.06%
                   with no caps                                       4,993,640
--------------------------------------------------------------------------------
        5,000,000  Bear Stearns Companies, Inc.
                   Master Note, VRN, 1.37%,
                   10/31/03                                           5,000,000
--------------------------------------------------------------------------------
                                                                      9,993,640
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING
(Cost $ 57,647,327)                                                 $57,647,327
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

BECC = Book Entry Callable Corpus

CATS = Certificates of Accrual of Treasury Securities

CUBES = Coupons Under Book Entry Safekeeping

ETR = Easy Growth Treasury Receipts

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

FNMA = Federal National Mortgage Association

LIBOR = London Interbank Offered Rate

LION = Lehman Investment Opportunity Note

REFCORP = Resolution Funding Corporation

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

STRIPS = Separate Trading of Registered Interest and  Principal of Securities

TBR = Treasury Bond Receipts

TIGR = Treasury Investment Growth Receipts

TR = Treasury Receipts

TVA = Tennessee Valley Authority

VRN = Variable Rate Note. Interest reset date is indicated.  Rate shown is effective September 30, 2003.

(1)  The yield to maturity at purchase is indicated. These securities are issued at a substantial discount from their value at maturity.

(2)  The rate indicated is the yield to maturity at purchase.

(3)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

-----

Target: 2010 - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2003
                                     -------------------------------
                                         AVERAGE ANNUAL RETURNS
-------------------------------------------------------------------------------
                                                            SINCE     INCEPTION
                         1 YEAR     5 YEARS   10 YEARS    INCEPTION      DATE
-------------------------------------------------------------------------------
INVESTOR CLASS            4.15%      6.39%     8.28%       13.70%       3/25/85
-------------------------------------------------------------------------------
11/15/10 STRIPS ISSUE     4.17%      7.08%     8.97%       14.96%(1)      --
-------------------------------------------------------------------------------
MERRILL LYNCH
10+ YEAR TREASURY
TOTAL RETURN INDEX        3.66%      6.54%     7.85%       11.11%(1)      --
-------------------------------------------------------------------------------
Advisor Class             3.88%       --        --          6.88%      10/20/98
-------------------------------------------------------------------------------
(1)  Since 3/31/85, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1993

The charts on the performance page give historical return data for the fund.
Returns for the benchmark and index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the benchmark and index do not. Unless otherwise indicated, the charts are based on Investor
Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                                                                          -----
                                                                          7

Target: 2010 - Portfolio Commentary

By Jeremy Fletcher, portfolio manager

PERFORMANCE OVERVIEW

Target: 2010's 4.15% total return for the fiscal year ended September 30, 2003, almost matched that of its benchmark.* (Please see the previous page for details.) It's also worth remembering that unlike the benchmark, Target: 2010's return is reduced by management expenses and transaction costs. Yet the fund kept up with the benchmark including those fees and we believe that our security-selection strategies helped to make that outcome possible.

ECONOMIC & MARKET BACKDROP

Bond markets weathered substantial volatility during the 12 months, and geopolitical uncertainties provided part of the backdrop as strained relations between the U.S. and Iraq led to war in early 2003. But international tensions eased by mid-2003, bolstering consumer confidence and benefiting financial markets.

Mixed economic signals provided another key element behind bonds' ups and downs.
U.S. economic growth slowed to a 1.4% annualized pace (as measured by seasonally adjusted gross domestic product) during the final quarter of 2002 and first quarter of 2003, dredging up concerns about the recovery's staying power.

With that environment in mind and with deflation--a decline in prices--thought to be an outside possibility, the Federal Reserve dropped its short-term benchmark interest rate to a 45-year low of 1.0% at the end of June, the only rate change since a reduction in November 2002. News that the U.S. economy expanded at a better-than-expected pace during the second quarter arrived not long thereafter.

But by period-end, available evidence again pointed to tougher times in the form of mixed economic activity, a still-weak labor market, and only slightly improved industrial production, although consumer spending and homebuilding remained bright spots.

Bond prices closely followed those events, generally rising when economic activity appeared on the decline, or when international tensions increased. But the opposite also held true. July witnessed a particularly sharp sell-off sparked by a string of upbeat economic data. That led to a heavy supply influx as some mortgage fund managers unloaded Treasurys previously bought to hedge against record refinancing activity. By September, however, renewed economic concern again paved the way for bond gains.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/03               9/30/02
--------------------------------------------------------------------------------
Anticipated Growth Rate                     3.15%                 3.24%
--------------------------------------------------------------------------------
Weighted Average
Maturity Date                              10/7/10              10/12/10
--------------------------------------------------------------------------------
Anticipated Value at Maturity (AVM)
(Investor Class)(1)                        $105.22               $105.04
--------------------------------------------------------------------------------
(1)  See graph on page 9.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its
AVM. There is also no guarantee that the AVM will fluctuate as little in the future  as it has in the past. For more information, please consult  the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

-----

Target: 2010 - Portfolio Commentary

For the fiscal year--and thanks in small part to the Fed's interest rate cuts, which tend to have a greater impact on short-term bonds--yields on Treasury
STRIPS maturing in 2010 finished approximately 7 basis points (0.07%) lower.

PORTFOLIO STRATEGIES

With the bond market somewhat range-bound, we tried to add higher-yielding zero-coupon bonds whenever we came across what we felt were attractive opportunities.

Along those lines, we picked up some FICO (Financing Corporation) zeros, some
CATS (Certificates of Accrual of Treasury Securities), and some TIGRs (Treasury
Investment Growth Receipts). Adding such securities proved a plus for the portfolio because investors generally seemed to favor bonds with higher yields and solid credit ratings for much of the fiscal year.

Cash outflows provided one of our biggest challenges during the latter part of the period and we frequently met those liquidations by selling Treasury STRIPS of various maturities.

As a result of such strategies, Target: 2010's anticipated value at maturity rose by 18 cents and the fund's weighted average maturity date decreased by five days.

TYPES OF INVESTMENTS IN THE PORTFOLIO
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/03               3/31/03
--------------------------------------------------------------------------------
Treasury STRIPS                             52.1%                 58.2%
--------------------------------------------------------------------------------
REFCORP STRIPS                              25.6%                 23.0%
--------------------------------------------------------------------------------
Govt. Agency STRIPS                         10.3%                  8.6%
--------------------------------------------------------------------------------
CATS                                         7.8%                  6.6%
--------------------------------------------------------------------------------
Other                                        4.2%                  3.6%
--------------------------------------------------------------------------------

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)

Target: 2010

The top line in the graph represents the class's Anticipated Value at Maturity, which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

                                                                          -----
                                                                          9

Target: 2010 - Schedule of Investments

SEPTEMBER 30, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) --87.7%

       $   314,000  CATS, 3.39%, 5/15/09                           $    259,352
--------------------------------------------------------------------------------
         7,404,000  CATS, 3.92%, 5/15/09                              6,115,415
--------------------------------------------------------------------------------
         1,000,000  STRIPS -- COUPON, 3.44%,
                    5/15/09                                             837,461
--------------------------------------------------------------------------------
         5,106,000  TR, 3.93%, 5/15/09                                4,217,357
--------------------------------------------------------------------------------
         2,000,000  REFCORP STRIPS -- COUPON,
                    5.40%, 7/15/09                                    1,646,656
--------------------------------------------------------------------------------
        16,367,000  CATS, 4.98%, 8/15/09                             13,404,066
--------------------------------------------------------------------------------
         1,400,000  Federal Judiciary, 3.47%,
                    8/15/09                                           1,137,329
--------------------------------------------------------------------------------
         1,000,000  STRIPS -- COUPON, 3.47%,
                    8/15/09                                             828,963
--------------------------------------------------------------------------------
            13,000  TIGR, 2.95%, 8/15/09                                  6,518
--------------------------------------------------------------------------------
           149,500  TIGR, 2.95%, 8/15/09                                 74,955
--------------------------------------------------------------------------------
        30,800,000  STRIPS -- PRINCIPAL, 6.02%,
                    11/15/09                                         25,040,800
--------------------------------------------------------------------------------
         1,237,000  CATS, 6.31%, 11/15/09                             1,003,882
--------------------------------------------------------------------------------
         2,000,000  STRIPS -- COUPON, 5.34%,
                    11/15/09                                          1,647,714
--------------------------------------------------------------------------------
         9,000,000  STRIPS -- COUPON, 5.10%,
                    2/15/10                                           7,223,778
--------------------------------------------------------------------------------
         2,228,000  REFCORP STRIPS -- COUPON,
                    6.37%, 4/15/10                                    1,753,108
--------------------------------------------------------------------------------
        14,087,000  STRIPS -- COUPON, 5.08%,
                    5/15/10                                          11,166,032
--------------------------------------------------------------------------------
        11,577,000  STRIPS -- COUPON, 5.29%,
                    8/15/10                                           9,077,931
--------------------------------------------------------------------------------
         2,627,000  REFCORP STRIPS -- COUPON,
                    7.04%, 10/15/10                                   2,023,357
--------------------------------------------------------------------------------
        27,339,000  STRIPS -- COUPON, 4.98%,
                    11/15/10                                         21,263,536
--------------------------------------------------------------------------------
        29,361,000  REFCORP STRIPS -- COUPON,
                    6.02%, 1/15/11                                   22,153,374
--------------------------------------------------------------------------------
           507,000  Federal Judiciary, 4.38%,
                    2/15/11                                             374,539
--------------------------------------------------------------------------------
        39,010,000  STRIPS -- COUPON, 7.52%,
                    2/15/11                                          29,556,433
--------------------------------------------------------------------------------
         9,850,000  REFCORP STRIPS -- COUPON,
                    6.06%, 4/15/11                                    7,297,422
--------------------------------------------------------------------------------
        35,500,000  STRIPS -- COUPON, 5.32%,
                    5/15/11                                          26,545,650
--------------------------------------------------------------------------------
         7,000,000  REFCORP STRIPS -- COUPON,
                    4.98%, 7/15/11                                    5,119,296
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $ 7,715,000  STRIPS -- COUPON, 7.81%,
                    8/15/11                                        $  5,701,046
--------------------------------------------------------------------------------
        39,000,000  REFCORP STRIPS -- COUPON,
                    4.63%, 10/15/11                                  28,179,255
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $206,592,368)                                                 233,655,225
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 12.2%

        3,555,000  FHLMC STRIPS -- COUPON,
                   4.44%, 1/15/10                                     2,817,355
--------------------------------------------------------------------------------
          415,000  FICO STRIPS -- COUPON,
                   4.41%, 4/6/10                                        321,376
--------------------------------------------------------------------------------
        9,460,000  FICO STRIPS -- COUPON,
                   6.02%, 5/11/10                                     7,286,772
--------------------------------------------------------------------------------
        2,805,000  FICO STRIPS -- COUPON,
                   6.09%, 5/30/10                                     2,155,048
--------------------------------------------------------------------------------
        3,750,000  FHLMC STRIPS -- COUPON,
                   4.95%, 7/15/10                                     2,883,139
--------------------------------------------------------------------------------
        1,231,000  FHLMC STRIPS -- COUPON,
                   4.16%, 9/15/10                                       939,899
--------------------------------------------------------------------------------
        2,800,000  FICO STRIPS -- COUPON,
                   4.42%, 10/6/10                                     2,118,791
--------------------------------------------------------------------------------
        7,000,000  FICO STRIPS -- COUPON,
                   6.11%, 11/11/10                                    5,277,993
--------------------------------------------------------------------------------
        2,381,000  Government Trust Certificates,
                   5.11%, 11/15/10                                    1,800,810
--------------------------------------------------------------------------------
        4,403,000  Government Trust Certificates,
                   5.38%, 11/15/10                                    3,330,099
--------------------------------------------------------------------------------
        2,973,000  FICO STRIPS -- COUPON,
                   4.77%, 12/6/10                                     2,226,929
--------------------------------------------------------------------------------
        1,845,000  FHLMC STRIPS -- COUPON,
                   4.71%, 1/15/11                                     1,375,562
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $29,631,479)                                                   32,533,773
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.1%

          369,000  FHLB, 0.95%, 10/1/03(2)
(Cost $369,000)                                                         369,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $236,592,847)                                                $266,557,998
================================================================================

See Notes to Financial Statements.                                  (continued)

-----

Target: 2010 - Schedule of Investments

SEPTEMBER 30, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(3)

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, BNP Paribas
Securities Corp., (U.S. Government Agency
obligations), 1.13%, dated 9/30/03, due
10/1/03 (Delivery value $63,066,501)                                $63,064,521
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES
--------------------------------------------------------------------------------
       $4,993,641  Bank of Nova Scotia, Series
                   YCD, VRN, 1.06%, 10/29/03,
                   resets monthly off the
                   1-month LIBOR minus 0.06%
                   with no caps                                       4,993,641
--------------------------------------------------------------------------------
        5,000,000  Bear Stearns Companies, Inc.
                   Master Note, VRN, 1.37%,
                   10/31/03                                           5,000,000
--------------------------------------------------------------------------------
                                                                      9,993,641
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING
(Cost $73,058,162)                                                  $73,058,162
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

CATS = Certificates of Accrual of Treasury Securities

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

LIBOR = London Interbank Offered Rate

REFCORP = Resolution Funding Corporation

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

STRIPS = Separate Trading of Registered Interest and  Principal of Securities

TIGR = Treasury Investment Growth Receipts

TR = Treasury Receipts

VRN = Variable Rate Note. Interest reset date is indicated.  Rate shown is effective September 30, 2003.

(1)  The yield to maturity at purchase is indicated. These securities are issued at a substantial discount from their value at maturity.

(2)  The rate indicated is the yield to maturity at purchase.

(3)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

                                                                          -----
                                                                          11

Target: 2015 - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2003
                                     -------------------------------
                                         AVERAGE ANNUAL RETURNS
-------------------------------------------------------------------------------
                                                            SINCE     INCEPTION
                         1 YEAR     5 YEARS   10 YEARS    INCEPTION      DATE
-------------------------------------------------------------------------------
INVESTOR CLASS            4.61%      6.27%     8.81%       10.34%       9/1/86
-------------------------------------------------------------------------------
11/15/15 STRIPS ISSUE     4.64%      7.04%     9.46%        9.95%(1)      --
-------------------------------------------------------------------------------
MERRILL LYNCH
10+ YEAR TREASURY
TOTAL RETURN INDEX        3.66%      6.54%     7.85%        8.99%(1)      --
-------------------------------------------------------------------------------
Advisor Class             4.35%       --        --         10.73%       7/23/99
-------------------------------------------------------------------------------
(1)  Since 8/31/86, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1993

The charts on the performance page give historical return data for the fund.
Returns for the benchmark and index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the benchmark and index do not. Unless otherwise indicated, the charts are based on Investor
Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----

Target: 2015 - Portfolio Commentary

By Jeremy Fletcher, portfolio manager

PERFORMANCE OVERVIEW

Target: 2015's 4.61% total return for the fiscal year ended September 30, 2003, nearly matched that of its benchmark.* (Please see the previous page for details.) It's also worth remembering that unlike the benchmark, Target: 2015's return is reduced by management expenses and transaction costs. Yet the fund almost kept up with the benchmark including those fees and we believe that our security-selection strategies helped to make that outcome possible.

ECONOMIC & MARKET BACKDROP

Bond markets weathered substantial volatility during the 12 months, and geopolitical uncertainties provided part of the backdrop as strained relations between the U.S. and Iraq led to war in early 2003. But international tensions eased by mid-2003, bolstering consumer confidence and benefiting financial markets.

Mixed economic signals provided another key element behind bonds' ups and downs.
U.S. economic growth slowed to a 1.4% annualized pace (as measured by seasonally adjusted gross domestic product) during the final quarter of 2002 and first quarter of 2003, dredging up concerns about the recovery's staying power.

With that environment in mind and with deflation--a decline in prices--thought to be an outside possibility, the Federal Reserve dropped its short-term benchmark interest rate to a 45-year low of 1.0% at the end of June, the only rate change since a reduction in November 2002. News that the U.S. economy expanded at a better-than-expected pace during the second quarter arrived not long thereafter.

But by period-end, available evidence again pointed to tougher times in the form of mixed economic activity, a still-weak labor market, and only slightly improved industrial production, although consumer spending and homebuilding remained bright spots.

Bond prices closely followed those events, generally rising when economic activity appeared on the decline, or when international tensions increased. But the opposite also held true. July witnessed a particularly sharp sell-off sparked by a string of upbeat economic data. That led to a heavy supply influx as some mortgage fund managers unloaded Treasurys previously bought to hedge against record refinancing activity.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/03               9/30/02
--------------------------------------------------------------------------------
Anticipated Growth Rate                     4.30%                 4.28%
--------------------------------------------------------------------------------
Weighted Average
Maturity Date                             10/25/15              10/22/15
--------------------------------------------------------------------------------
Anticipated Value at Maturity (AVM)
(Investor Class)(1)                        $112.88               $112.26
--------------------------------------------------------------------------------
(1)  See graph on page 14.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its
AVM. There is also no guarantee that the AVM will fluctuate as little in the future  as it has in the past. For more information, please consult  the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

                                                                          -----
                                                                          13

Target: 2015 - Portfolio Commentary

TYPES OF INVESTMENTS IN THE PORTFOLIO
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/03               3/31/03
--------------------------------------------------------------------------------
REFCORP STRIPS                              65.4%                 62.1%
--------------------------------------------------------------------------------
Treasury STRIPS                             26.6%                 32.1%
--------------------------------------------------------------------------------
Govt. Agency STRIPS                          6.6%                  5.5%
--------------------------------------------------------------------------------
Other                                        1.4%                  0.3%
--------------------------------------------------------------------------------

By September, however, renewed economic concern once again paved the way for bond gains, leaving yields on Treasury STRIPS maturing in 2015 little changed for the period.

PORTFOLIO STRATEGIES

Investors seemed to lean toward higher-yielding bonds with solid credit ratings throughout much of the fiscal year. That proved a favorable environment for
Target: 2015's portfolio, approximately 73% of which was invested in securities other than Treasury STRIPS at the end of September.

In an effort to add value in that environment, we kept on the lookout for non-Treasury zero-coupon bonds that came available at what we felt were attractive prices and that generally provided a yield advantage. For example, we added FICO (Financing Corporation) and FHLMC (Federal Home Loan Mortgage
Corporation) zero-coupon bonds, as well as some zeros issued by the Federal
Judiciary.

Other portfolio trades often revolved around cash outflows, which were generally met by selling Treasury STRIPS of various maturities.

As a result of such strategies, Target: 2015's anticipated value at maturity climbed by 62 cents, while the fund's weighted average maturity date increased by three days.

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)

Target: 2015

The top line in the graph represents the class's Anticipated Value at Maturity, which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

-----

Target: 2015 - Schedule of Investments

SEPTEMBER 30, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) -- 93.3%

      $ 1,684,000  REFCORP STRIPS -- COUPON,
                   4.82%, 10/15/14                                 $    995,791
--------------------------------------------------------------------------------
       20,310,000  REFCORP STRIPS -- COUPON,
                   7.10%, 1/15/15                                    11,824,198
--------------------------------------------------------------------------------
        3,485,000  Federal Judiciary, 4.69%,
                   2/15/15                                            1,996,281
--------------------------------------------------------------------------------
        7,350,000  STRIPS -- COUPON, 7.56%,
                   2/15/15                                            4,377,123
--------------------------------------------------------------------------------
       29,560,000  REFCORP STRIPS -- COUPON,
                   8.38%, 4/15/15                                    16,947,103
--------------------------------------------------------------------------------
        3,908,000  STRIPS -- COUPON, 7.14%,
                   5/15/15                                            2,293,125
--------------------------------------------------------------------------------
       28,469,000  REFCORP STRIPS -- COUPON,
                   8.56%, 7/15/15                                    16,045,982
--------------------------------------------------------------------------------
       11,703,000  STRIPS -- COUPON, 9.47%,
                   8/15/15                                            6,749,483
--------------------------------------------------------------------------------
       33,598,000  REFCORP STRIPS -- COUPON,
                   8.35%, 10/15/15                                   18,627,235
--------------------------------------------------------------------------------
       22,981,000  STRIPS -- COUPON, 7.36%,
                   11/15/15                                          13,054,679
--------------------------------------------------------------------------------
        5,500,000  STRIPS -- PRINCIPAL, 5.04%,
                   11/15/15                                           3,131,761
--------------------------------------------------------------------------------
        4,159,000  REFCORP STRIPS -- COUPON,
                   5.15%, 1/15/16                                     2,267,624
--------------------------------------------------------------------------------
        8,800,000  STRIPS -- COUPON, 8.60%,
                   2/15/16                                            4,917,167
--------------------------------------------------------------------------------
        7,700,000  STRIPS -- COUPON, 8.53%,
                   5/15/16                                            4,231,304
--------------------------------------------------------------------------------
       30,091,000  REFCORP STRIPS -- COUPON,
                   8.13%, 7/15/16                                    15,845,740
--------------------------------------------------------------------------------
       29,742,000  REFCORP STRIPS -- COUPON,
                   7.57%, 10/15/16                                   15,400,353
--------------------------------------------------------------------------------
        2,000,000  STRIPS -- COUPON, 5.40%,
                   11/15/16                                           1,063,698
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $99,861,521)                                                  139,768,647
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 6.6%

        7,681,000  FICO STRIPS -- COUPON,
                   6.78%, 2/8/15                                      4,356,624
--------------------------------------------------------------------------------
        3,750,000  FHLMC STRIPS -- COUPON,
                   5.88%, 7/15/15                                     2,077,965
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

     $     52,000  FICO STRIPS -- COUPON,
                   5.47%, 11/2/15                                  $     28,074
--------------------------------------------------------------------------------
          125,000  FICO STRIPS -- COUPON,
                   4.44%, 12/27/15                                       66,781
--------------------------------------------------------------------------------
        1,500,000  FHLMC STRIPS -- COUPON,
                   5.45%, 1/15/16                                       802,865
--------------------------------------------------------------------------------
        5,000,000  FICO STRIPS -- COUPON,
                   6.42%, 6/6/16                                      2,588,595
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $8,615,088)                                                     9,920,904
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.1%
          154,000  FHLB, 0.95%, 10/1/03(2)
(Cost $154,000)                                                         154,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $108,630,609)                                                $149,843,551
================================================================================
COLLATERAL RECEIVED FOR
SECURITIES LENDING(3)

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, BNP Paribas
Securities Corp., (U.S. Government Agency
obligations), 1.13%, dated 9/30/03, due
10/1/03 (Delivery value $14,396,662)
(Cost $14,396,210)                                                  $14,396,210
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and  Principal of Securities

(1)  The yield to maturity at purchase is indicated. These securities are issued at a substantial discount from their value at maturity.

(2)  The rate indicated is the yield to maturity at purchase.

(3)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

                                                                          -----
                                                                          15

Target: 2020 - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2003
                                     -------------------------------
                                         AVERAGE ANNUAL RETURNS
-------------------------------------------------------------------------------
                                                            SINCE     INCEPTION
                         1 YEAR     5 YEARS   10 YEARS    INCEPTION      DATE
-------------------------------------------------------------------------------
INVESTOR CLASS            4.24%      5.46%     8.81%       10.64%      12/29/89
-------------------------------------------------------------------------------
11/15/20 STRIPS ISSUE     3.86%      6.16%     9.35%       10.64%(1)      --
-------------------------------------------------------------------------------
MERRILL LYNCH
10+ YEAR TREASURY
TOTAL RETURN INDEX        3.66%      6.54%     7.85%        9.44%(1)      --
-------------------------------------------------------------------------------
Advisor Class             3.97%       --        --          6.13%      10/19/98
-------------------------------------------------------------------------------
(1)  Since 12/31/89, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1993

The charts on the performance page give historical return data for the fund.
Returns for the benchmark and index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the benchmark and index do not. Unless otherwise indicated, the charts are based on Investor
Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----

Target: 2020 - Portfolio Commentary

By Jeremy Fletcher, portfolio manager

PERFORMANCE OVERVIEW

Target: 2020's 4.24% total return for the fiscal year ended September 30, 2003, outpaced that of its benchmark.* (Please see the previous page for details.)
It's also worth remembering that unlike the benchmark, Target: 2020's return is reduced by management expenses and transaction costs. Yet the fund outperformed including those fees and we believe that our security-selection strategies helped to make that outcome possible.

ECONOMIC & MARKET BACKDROP

Bond markets weathered substantial volatility during the 12 months, and geopolitical uncertainties provided part of the backdrop as strained relations between the U.S. and Iraq led to war in early 2003. But international tensions eased by mid-2003, bolstering consumer confidence and benefiting financial markets.

Mixed economic signals provided another key element behind bonds' ups and downs.
U.S. economic growth slowed to a 1.4% annualized pace (as measured by seasonally adjusted gross domestic product) during the final quarter of 2002 and first quarter of 2003, dredging up concerns about the recovery's staying power.

With that environment in mind and with deflation--a decline in prices--thought to be an outside possibility, the Federal Reserve dropped its short-term benchmark interest rate to a 45-year low of 1.0% at the end of June, the only rate change since a reduction in November 2002. News that the U.S. economy expanded at a better-than-expected pace during the second quarter arrived not long thereafter.

But by period-end, available evidence again pointed to tougher times in the form of mixed economic activity, a still-weak labor market, and only slightly improved industrial production, although consumer spending and homebuilding remained bright spots.

Bond prices closely followed those events, generally rising when economic activity appeared on the decline, or when international tensions increased. But the opposite also held true. July witnessed a particularly sharp sell-off sparked by a string of upbeat economic data. That led to a heavy supply influx as some mortgage fund managers unloaded Treasurys previously bought to hedge against record refinancing activity.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/03               9/30/02
--------------------------------------------------------------------------------
Anticipated Growth Rate                     4.82%                 4.76%
--------------------------------------------------------------------------------
Weighted Average
Maturity Date                              8/5/20                8/20/20
--------------------------------------------------------------------------------
Anticipated Value at Maturity (AVM)
(Investor Class)(1)                        $107.48               $107.26
--------------------------------------------------------------------------------
(1)  See graph on page 18.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its
AVM. There is also no guarantee that the AVM will fluctuate as little in the future  as it has in the past. For more information, please consult  the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

                                                                          -----
                                                                          17

Target: 2020 - Portfolio Commentary

TYPES OF INVESTMENTS IN THE PORTFOLIO
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/03               3/31/03
--------------------------------------------------------------------------------
REFCORP STRIPS                              66.9%                 66.5%
--------------------------------------------------------------------------------
Treasury STRIPS                             29.8%                 30.5%
--------------------------------------------------------------------------------
Govt. Agency Zeros                           1.6%                  1.4%
--------------------------------------------------------------------------------
Govt. Agency STRIPS                          1.4%                  1.2%
--------------------------------------------------------------------------------
Other                                        0.3%                  0.4%
--------------------------------------------------------------------------------

By September, however, renewed economic concern once again paved the way for bond gains, leaving yields on Treasury STRIPS maturing in 2020 less than 10 basis points (0.10%) higher for the period.

PORTFOLIO STRATEGIES

Cash outflows provided one of our main challenges during the fiscal year, and to meet those liquidations we sold a combination of Treasury STRIPS and REFCORPs
(Resolution Funding Corporation STRIPS) of various maturities.

We also tried to enhance performance by adjusting the portfolio's Treasury
STRIPS and REFCORP holdings. For example, we moved out of some Treasury STRIPS maturing in October 2020 and into higher-yielding ones with November 2020 maturities. In addition, we sold some principal-based Treasury STRIPS maturing in November 2020 in favor of ones maturing in August 2020 without sacrificing yield.

Lastly, we attempted to take advantage of what we perceived were supply and demand opportunities to enhance returns by occasionally moving between coupon-
and principal-based zeros. For example, we sold some principal-based REFCORPs maturing in January 2021  in favor of higher-yielding coupon-based equivalents.

As a result of such strategies, Target: 2020's anticipated value at maturity rose by 22 cents, while the fund's weighted average maturity date shortened by
15 days.

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)

Target: 2020

The top line in the graph represents the class's Anticipated Value at Maturity, which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

-----

Target: 2020 - Schedule of Investments

SEPTEMBER 30, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) -- 96.8%

      $21,000,000  REFCORP STRIPS -- COUPON,
                   6.36%, 1/15/19                                $    9,294,369
--------------------------------------------------------------------------------
          135,000  Federal Judiciary, 5.69%,
                   2/15/19                                               58,375
--------------------------------------------------------------------------------
          258,000  REFCORP STRIPS -- COUPON,
                   6.21%, 4/15/19                                       112,325
--------------------------------------------------------------------------------
          289,000  Federal Judiciary, 5.73%,
                   8/15/19                                              120,580
--------------------------------------------------------------------------------
        1,000,000  STRIPS -- COUPON, 5.26%,
                   8/15/19                                              443,410
--------------------------------------------------------------------------------
        4,000,000  STRIPS - COUPON, 5.83%,
                   11/15/19                                           1,742,828
--------------------------------------------------------------------------------
       41,124,000  REFCORP STRIPS -- COUPON,
                   8.51%, 1/15/20                                    17,050,793
--------------------------------------------------------------------------------
        3,000,000  STRIPS -- COUPON, 8.41%,
                   2/15/20                                            1,290,390
--------------------------------------------------------------------------------
       17,756,000  REFCORP STRIPS -- COUPON,
                   6.28%, 4/15/20                                     7,231,468
--------------------------------------------------------------------------------
       10,688,000  STRIPS -- COUPON, 7.30%,
                   5/15/20                                            4,509,075
--------------------------------------------------------------------------------
        2,000,000  STRIPS -- PRINCIPAL, 6.14%,
                   5/15/20                                              849,250
--------------------------------------------------------------------------------
       77,418,000  REFCORP STRIPS -- COUPON,
                   7.26%, 7/15/20                                    31,000,955
--------------------------------------------------------------------------------
       41,644,000  REFCORP STRIPS -- PRINCIPAL,
                   6.43%, 7/15/20                                    16,785,072
--------------------------------------------------------------------------------
          115,000  Federal Judiciary, 6.19%,
                   8/15/20                                               44,772
--------------------------------------------------------------------------------
       15,135,000  STRIPS -- COUPON, 6.39%,
                   8/15/20                                            6,292,482
--------------------------------------------------------------------------------
       11,000,000  STRIPS -- PRINCIPAL, 6.21%,
                   8/15/20                                            4,603,511
--------------------------------------------------------------------------------
       34,406,000  REFCORP STRIPS -- COUPON,
                   6.47%, 10/15/20                                   13,582,353
--------------------------------------------------------------------------------
        6,000,000  REFCORP STRIPS -- PRINCIPAL,
                   6.64%, 10/15/20                                    2,379,126
--------------------------------------------------------------------------------
       49,907,000  STRIPS -- COUPON, 7.29%,
                   11/15/20                                          20,481,135
--------------------------------------------------------------------------------
       38,482,000  REFCORP STRIPS -- COUPON,
                   7.13%, 1/15/21                                    14,952,258
--------------------------------------------------------------------------------
       23,535,000  REFCORP STRIPS -- PRINCIPAL,
                   5.82%, 1/15/21                                     9,175,402
--------------------------------------------------------------------------------
          100,000  Federal Judiciary, 5.83%,
                   2/15/21                                               37,731
--------------------------------------------------------------------------------
        8,750,000  STRIPS -- COUPON, 6.12%,
                   2/15/21                                            3,532,506
--------------------------------------------------------------------------------
        3,500,000  STRIPS -- COUPON, 8.30%,
                   5/15/21                                            1,387,512
--------------------------------------------------------------------------------
        5,000,000  STRIPS -- PRINCIPAL, 5.85%,
                   5/15/21                                            1,995,820
--------------------------------------------------------------------------------
       10,000,000  STRIPS -- PRINCIPAL, 5.81%,
                   8/15/21                                            3,926,270
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,000,000  STRIPS -- COUPON, 5.30%,
                   11/15/21                                        $    770,944
--------------------------------------------------------------------------------
        6,000,000  STRIPS -- PRINCIPAL, 5.79%,
                   11/15/21                                           2,316,960
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $141,179,720)                                                 175,967,672
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 3.0%

        6,250,000  FHLMC STRIPS -- COUPON,
                   6.30%, 1/15/20                                     2,513,938
--------------------------------------------------------------------------------
        7,683,000  Government Trust Certificates,
                   5.76%, 4/1/21                                      2,870,768
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $5,120,042)                                                     5,384,706
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.2%

          421,000  FHLB, 0.95%, 10/1/03(2)
(Cost $421,000)                                                         421,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $146,720,762)                                                $181,773,378
================================================================================
COLLATERAL RECEIVED FOR
SECURITIES LENDING(3)

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, BNP Paribas
Securities Corp., (U.S. Government Agency
obligations), 1.13%, dated 9/30/03, due
10/1/03 (Delivery value $36,604,199)
(Cost $36,603,050)                                                  $36,603,050
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and  Principal of Securities

(1)  The yield to maturity at purchase is indicated. These securities are issued at a substantial discount from their value at maturity.

(2)  The rate indicated is the yield to maturity at purchase.

(3)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

                                                                          -----
                                                                          19

Target: 2025 - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2003
                                             ----------------------
                                             AVERAGE ANNUAL RETURNS
-------------------------------------------------------------------------------
                                                           SINCE      INCEPTION
                                    1 YEAR    5 YEARS    INCEPTION       DATE
-------------------------------------------------------------------------------
INVESTOR CLASS                       1.85%     4.61%       9.51%        2/15/96
-------------------------------------------------------------------------------
FUND BENCHMARK(1)                    1.32%     5.14%      10.26%(2)       --
-------------------------------------------------------------------------------
MERRILL LYNCH 10+ YEAR TREASURY
TOTAL RETURN INDEX                   3.66%     6.54%       8.71%(2)       --
-------------------------------------------------------------------------------
Advisor Class                        1.61%     4.37%       7.03%        6/1/98
-------------------------------------------------------------------------------
(1)  The Investor Class benchmark was an 8/15/25 STRIPS issue from inception through January 1998, when it was changed to an 11/15/25 STRIPS issue. The
     Advisor Class benchmark has been an 11/15/25 STRIPS issue since the class's inception.

(2)  Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made February 15, 1996*

*Fund data from 2/15/96, the class's inception date. Benchmark and index data from 2/29/96, the dates nearest the class's inception for which data are available.

The charts on the performance page give historical return data for the fund.
Returns for the benchmark and index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the benchmark and index do not. Unless otherwise indicated, the charts are based on Investor
Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----

Target: 2025 - Portfolio Commentary

By Jeremy Fletcher, portfolio manager

PERFORMANCE OVERVIEW

Target: 2025's 1.85% total return for the fiscal year ended September 30, 2003, outpaced that of its benchmark.* (Please see the previous page for details.)
It's also worth remembering that unlike the benchmark, Target: 2025's return is reduced by management expenses and transaction costs. Yet the fund solidly outperformed including those fees and we believe that our security-selection strategies helped to make that outcome possible.

ECONOMIC & MARKET BACKDROP

Bond markets weathered substantial volatility during the 12 months, and geopolitical uncertainties provided part of the backdrop as strained relations between the U.S. and Iraq led to war in early 2003. But international tensions eased by mid-2003, bolstering consumer confidence and benefiting financial markets.

Mixed economic signals provided another key element behind bonds' ups and downs.
U.S. economic growth slowed to a 1.4% annualized pace (as measured by seasonally adjusted gross domestic product) during the final quarter of 2002 and first quarter of 2003, dredging up concerns about the recovery's staying power.

With that environment in mind and with deflation--a decline in prices--thought to be an outside possibility, the Federal Reserve dropped its short-term benchmark interest rate to a 45-year low of 1.0% at the end of June, the only rate change since a reduction in November 2002. News that the U.S. economy expanded at a better-than-expected pace during the second quarter arrived not long thereafter.

But by period-end, available evidence again pointed to tougher times in the form of mixed economic activity, a still-weak labor market, and only slightly improved industrial production, although consumer spending and homebuilding remained bright spots.

Bond prices closely followed those events, generally rising when economic activity appeared on the decline, or when international tensions increased. But the opposite also held true. July witnessed a particularly sharp sell-off sparked by a string of upbeat economic data. That led to a heavy supply influx as some mortgage fund managers unloaded Treasurys previously bought to hedge against record refinancing activity. By September, however, renewed economic concern again paved the way for bond gains.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/03               9/30/02
--------------------------------------------------------------------------------
Anticipated Growth Rate                     5.01%                 4.86%
--------------------------------------------------------------------------------
Weighted Average
Maturity Date                              9/2/25                8/26/25
--------------------------------------------------------------------------------
Anticipated Value at Maturity (AVM)
(Investor Class)(1)                        $117.43               $117.07
--------------------------------------------------------------------------------
(1)  See graph on page 22.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its
AVM. There is also no guarantee that the AVM will fluctuate as little in the future  as it has in the past. For more information, please consult  the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

                                                                          -----
                                                                          21

Target: 2025 - Portfolio Commentary

TYPES OF INVESTMENTS IN THE PORTFOLIO
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/03               3/31/03
--------------------------------------------------------------------------------
REFCORP STRIPS                              69.8%                 72.7%
--------------------------------------------------------------------------------
Treasury STRIPS                             28.6%                 25.8%
--------------------------------------------------------------------------------
Govt. Agency STRIPS                          1.6%                  1.3%
--------------------------------------------------------------------------------
Other                                         --                   0.2%
--------------------------------------------------------------------------------

In spite of the late-hour rally, yields on Treasury STRIPS maturing in 2025 finished almost 20 basis points (0.20%) higher.

PORTFOLIO STRATEGIES

Substantial cash outflows provided  one of our main challenges throughout much of the period. To meet those liquidations we sold Treasury STRIPS and REFCORPs
(Resolution Funding Corporation STRIPS) of various maturities.

We also added small slices of government agency STRIPS due to the somewhat range-bound market environment and the preference seemingly shown  by investors for higher-yielding bonds with solid credit ratings.

In addition, we tried to enhance performance by adjusting the portfolio's
Treasury STRIPS and REFCORP holdings. For example, we sold some coupon-based
REFCORPs maturing in January 2026 in favor of ones maturing in October 2025.

Lastly, we looked for what we felt  were value-added trades between REFCORPs and
STRIPS, such as when we sold some coupon-based REFCORPs maturing in August 2025 in favor of coupon-based May 2025 Treasury STRIPS.

As a result of such strategies, Target: 2025's anticipated value at maturity rose by 36 cents, while the fund's weighted average maturity date extended by approximately one week.

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)

Target: 2025

The top line in the graph represents the class's Anticipated Value at Maturity, which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

-----

Target: 2025 - Schedule of Investments

SEPTEMBER 30, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------

ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) -- 98.4%

      $ 9,650,000  REFCORP STRIPS -- COUPON,
                   6.56%, 1/15/24                                  $  3,089,448
--------------------------------------------------------------------------------
       11,560,000  REFCORP STRIPS -- COUPON,
                   6.52%, 4/15/24                                     3,644,452
--------------------------------------------------------------------------------
        1,000,000  STRIPS -- COUPON, 5.59%,
                   5/15/24                                              330,594
--------------------------------------------------------------------------------
        5,926,000  REFCORP STRIPS -- COUPON,
                   6.88%, 7/15/24                                     1,842,186
--------------------------------------------------------------------------------
        5,000,000  STRIPS -- COUPON, 6.50%,
                   8/15/24                                            1,630,940
--------------------------------------------------------------------------------
       47,732,000  REFCORP STRIPS -- COUPON,
                   7.11%, 10/15/24                                   14,632,005
--------------------------------------------------------------------------------
       14,000,000  STRIPS -- COUPON, 5.45%,
                   11/15/24                                           4,505,760
--------------------------------------------------------------------------------
        2,600,000  STRIPS -- PRINCIPAL, 7.26%,
                   11/15/24                                             841,963
--------------------------------------------------------------------------------
       34,050,000  REFCORP STRIPS -- COUPON,
                   7.02%, 1/15/25                                    10,295,835
--------------------------------------------------------------------------------
          900,000  STRIPS -- COUPON, 7.27%,
                   2/15/25                                              285,796
--------------------------------------------------------------------------------
        3,000,000  STRIPS -- PRINCIPAL, 7.28%,
                   2/15/25                                              954,636
--------------------------------------------------------------------------------
       27,688,000  REFCORP STRIPS -- COUPON,
                   6.89%, 4/15/25                                     8,246,732
--------------------------------------------------------------------------------
       12,500,000  STRIPS -- COUPON, 6.02%,
                   5/15/25                                            3,908,238
--------------------------------------------------------------------------------
       15,349,000  REFCORP STRIPS -- COUPON,
                   6.76%, 7/15/25                                     4,506,175
--------------------------------------------------------------------------------
       20,500,000  STRIPS -- COUPON, 5.77%,
                   8/15/25                                            6,323,922
--------------------------------------------------------------------------------
        6,850,000  STRIPS -- PRINCIPAL, 6.25%,
                   8/15/25                                            2,122,137
--------------------------------------------------------------------------------
       56,097,000  REFCORP STRIPS -- COUPON,
                   6.95%, 10/15/25                                   16,267,961
--------------------------------------------------------------------------------
       36,070,000  STRIPS -- COUPON, 6.02%,
                   11/15/25                                          11,002,144
--------------------------------------------------------------------------------
       35,035,000  REFCORP STRIPS -- COUPON,
                   6.93%, 1/15/26                                    10,014,965
--------------------------------------------------------------------------------
       16,299,000  STRIPS -- COUPON, 5.88%,
                   2/15/26                                            4,894,606
--------------------------------------------------------------------------------
        2,000,000  STRIPS -- PRINCIPAL, 5.69%,
                   2/15/26                                              607,180
--------------------------------------------------------------------------------
       41,774,000  REFCORP STRIPS -- COUPON,
                   6.70%, 4/15/26                                    11,753,239
--------------------------------------------------------------------------------
        4,991,000  STRIPS -- COUPON, 6.12%,
                   5/15/26                                            1,475,539
--------------------------------------------------------------------------------
       38,879,000  REFCORP STRIPS -- COUPON,
                   7.23%, 7/15/26                                    10,781,847
--------------------------------------------------------------------------------
       13,000,000  STRIPS -- COUPON, 5.63%,
                   8/15/26                                            3,791,905
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,000,000  STRIPS -- PRINCIPAL, 6.44%,
                   8/15/26                                         $    588,576
--------------------------------------------------------------------------------
       40,139,000  REFCORP STRIPS -- COUPON,
                   7.27%, 10/15/26                                   10,979,903
--------------------------------------------------------------------------------
        1,000,000  STRIPS -- COUPON, 6.07%,
                   11/15/26                                             287,783
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $120,421,102)                                                 149,606,467
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 1.6%

           10,000  FNMA STRIPS -- COUPON,
                   6.14%, 4/8/24                                          2,949
--------------------------------------------------------------------------------
        1,000,000  TVA STRIPS -- COUPON,
                   6.58%, 5/1/24                                        293,808
--------------------------------------------------------------------------------
        5,099,000  FNMA STRIPS -- COUPON,
                   5.98%, 3/23/25                                     1,419,277
--------------------------------------------------------------------------------
        2,376,000  TVA STRIPS -- PRINCIPAL,
                   6.50%, 11/1/25                                       639,847
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $2,284,968)                                                     2,355,881
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $122,706,070)                                                $151,962,348
================================================================================
COLLATERAL RECEIVED FOR
SECURITIES LENDING(2)

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, BNP Paribas
Securities Corp., (U.S. Government Agency
obligations), 1.13%, dated 9/30/03, due
10/1/03 (Delivery value $10,466,729)
(Cost $10,466,400)                                                  $10,466,400
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FNMA = Federal National Mortgage Association

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and  Principal of Securities

TVA = Tennessee Valley Authority

(1)  The yield to maturity at purchase is indicated. These securities are issued at a substantial discount from their value at maturity.

(2)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

                                                                          -----
                                                                          23

Target: 2030 - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2003
                                                     --------------
                                                     AVERAGE ANNUAL
                                                         RETURNS
--------------------------------------------------------------------------------
                                                          SINCE        INCEPTION
                                           1 YEAR       INCEPTION         DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                              1.15%        10.50%          6/1/01
--------------------------------------------------------------------------------
5/15/30 STRIPS ISSUE                       -0.10%        11.64%(1)         --
--------------------------------------------------------------------------------
MERRILL LYNCH 10+ YEAR TREASURY
TOTAL RETURN INDEX                          3.66%        11.02%(1)         --
--------------------------------------------------------------------------------
C Class                                     0.36%         7.91%          10/8/01
--------------------------------------------------------------------------------
(1)  Since 5/31/01, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made June 1, 2001*

*Fund data from 6/1/01, the class's inception date. Benchmark and index data from 5/31/01, the dates nearest the class's inception for which data are available.

The charts on the performance page give historical return data for the fund.
Returns for the benchmark and index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the benchmark and index do not. Unless otherwise indicated, the charts are based on Investor
Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----

Target: 2030 - Portfolio Commentary

By Jeremy Fletcher, portfolio manager

PERFORMANCE OVERVIEW

Target: 2030's 1.15% total return for the fiscal year ended September 30, 2003, solidly outpaced its benchmark's slight decline.* (Please see the previous page for details.) It's also worth remembering that unlike the benchmark, Target:
2030's return is reduced by management expenses and transaction costs. Yet the fund solidly outperformed including those fees and we believe that our security-selection strategies helped to make that outcome possible.

ECONOMIC & MARKET BACKDROP

Bond markets weathered substantial volatility during the 12 months, and geopolitical uncertainties provided part of the backdrop as strained relations between the U.S. and Iraq led to war in early 2003. But international tensions eased by mid-2003, bolstering consumer confidence and benefiting financial markets.

Mixed economic signals provided another key element behind bonds' ups and downs.
U.S. economic growth slowed to a 1.4% annualized pace (as measured by seasonally adjusted gross domestic product) during the final quarter of 2002 and first quarter of 2003, dredging up concerns about the recovery's staying power.

With that environment in mind and with deflation--a decline in prices--thought to be an outside possibility, the Federal Reserve dropped its short-term benchmark interest rate to a 45-year low of 1.0% at the end of June, the only rate change since a reduction in November 2002. News that the U.S. economy expanded at a better-than-expected pace during the second quarter came not long thereafter.

But by period-end, available evidence again pointed to tougher times in the form of mixed economic activity, a still-weak labor market, and only slightly improved industrial production, although consumer spending and homebuilding remained bright spots.

Bond prices closely followed those events, generally rising when economic activity appeared on the decline, or when international tensions increased. But the opposite also held true. July witnessed a particularly sharp sell-off sparked by a string of upbeat economic data. That led to a heavy supply influx as some mortgage fund managers unloaded Treasurys previously bought to hedge against record refinancing activity. By September, however, renewed economic concern again paved the way for bond gains.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/03               9/30/02
--------------------------------------------------------------------------------
Anticipated Growth Rate                     4.90%                 4.72%
--------------------------------------------------------------------------------
Weighted Average
Maturity Date                              2/11/30               1/31/30
--------------------------------------------------------------------------------
Anticipated Value at Maturity (AVM)
(Investor Class)(1)                        $105.70               $103.58
--------------------------------------------------------------------------------
(1)  See graph on page 26.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its
AVM. There is also no guarantee that the AVM will fluctuate as little in the future  as it has in the past. For more information, please consult  the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

                                                                          -----
                                                                          25

Target: 2030 - Portfolio Commentary

TYPES OF INVESTMENTS IN THE PORTFOLIO
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/03               3/31/03
--------------------------------------------------------------------------------
REFCORP STRIPS                              51.9%                 39.8%
--------------------------------------------------------------------------------
Treasury STRIPS                             40.6%                 53.3%
--------------------------------------------------------------------------------
Govt. Agency STRIPS                          7.5%                  6.9%
--------------------------------------------------------------------------------

In spite of the late-hour rally, yields on Treasury STRIPS maturing in 2030 finished 20 basis points (0.20%) higher.

PORTFOLIO STRATEGIES

Target: 2030 weathered fairly heavy cash outflows during the first half of the fiscal year, and we frequently met those liquidations by selling REFCORPs
(Resolution Funding Corporation STRIPS) maturing in early 2030.

But cash flows became volatile during the latter part of the period. In that environment, we both picked up and sold a fairly broad spectrum of maturity-appropriate Treasury STRIPS and REFCORPs.

We also made some strategic adjustments in an effort to add value at the margins. For example, we sold some REFCORPs maturing in April 2030 in favor of
Treasury STRIPS maturing in May 2030 that became available at what we felt were attractive prices.

As a result of such trades, Target: 2030's anticipated value at maturity rose by
$2.12, while the fund's weighted average maturity date extended by approximately a week and one-half.

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)

Target: 2030

The top line in the graph represents the class's Anticipated Value at Maturity, which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

-----

Target: 2030 - Schedule of Investments

SEPTEMBER 30, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) -- 92.5%

      $ 2,500,000  REFCORP STRIPS -- COUPON,
                   5.64%, 1/15/29                                   $   612,893
--------------------------------------------------------------------------------
        1,478,000  STRIPS -- COUPON, 5.80%,
                   2/15/29                                              382,418
--------------------------------------------------------------------------------
        1,200,000  STRIPS -- COUPON, 5.88%,
                   5/15/29                                              305,616
--------------------------------------------------------------------------------
        4,000,000  REFCORP STRIPS -- COUPON,
                   6.27%, 7/15/29                                       954,960
--------------------------------------------------------------------------------
          870,000  STRIPS -- COUPON, 5.48%,
                   8/15/29                                              218,634
--------------------------------------------------------------------------------
        2,000,000  STRIPS -- PRINCIPAL, 5.35%,
                   8/15/29                                              507,698
--------------------------------------------------------------------------------
        3,632,000  STRIPS -- COUPON, 5.89%,
                   11/15/29                                             904,506
--------------------------------------------------------------------------------
        6,500,000  REFCORP STRIPS -- COUPON,
                   6.00%, 1/15/30                                     1,522,118
--------------------------------------------------------------------------------
        2,000,000  REFCORP STRIPS -- PRINCIPAL,
                   5.83%, 1/15/30                                       473,182
--------------------------------------------------------------------------------
          430,000  STRIPS -- COUPON, 5.80%,
                   2/15/30                                              106,129
--------------------------------------------------------------------------------
       12,666,000  REFCORP STRIPS -- COUPON,
                   6.03%, 4/15/30                                     2,939,703
--------------------------------------------------------------------------------
        9,000,000  REFCORP STRIPS -- PRINCIPAL,
                   5.55%, 4/15/30                                     2,110,536
--------------------------------------------------------------------------------
       11,147,000  STRIPS -- COUPON, 5.77%,
                   5/15/30                                            2,726,467
--------------------------------------------------------------------------------
        4,000,000  STRIPS -- PRINCIPAL, 5.68%,
                   5/15/30                                              988,569
--------------------------------------------------------------------------------
        2,167,000  STRIPS -- COUPON, 5.41%,
                   8/15/30                                              523,066
--------------------------------------------------------------------------------
          340,000  STRIPS -- COUPON, 5.80%,
                   2/15/31                                               79,927
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $14,184,557)                                                   15,356,422
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 7.5%

      $ 1,000,000  FHLMC STRIPS -- COUPON,
                   5.80%, 1/15/30                                   $   217,838
--------------------------------------------------------------------------------
        3,051,000  FHLMC STRIPS -- COUPON,
                   5.68%, 3/15/30                                       660,062
--------------------------------------------------------------------------------
        1,000,000  FHLMC STRIPS -- COUPON,
                   6.31%, 9/15/30                                       210,789
--------------------------------------------------------------------------------
          750,000  FHLMC STRIPS -- COUPON,
                   5.77%, 7/15/31                                       150,663
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $1,256,684)                                                     1,239,352
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $15,441,241)                                                  $16,595,774
================================================================================
COLLATERAL RECEIVED FOR
SECURITIES LENDING(2)

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, BNP Paribas
Securities Corp., (U.S. Government Agency
obligations), 1.13%, dated 9/30/03, due
10/1/03 (Delivery value $245,608)
(Cost $245,600)                                                        $245,600
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FHLMC = Federal Home Loan Mortgage Corporation

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and  Principal of Securities

(1)  The yield to maturity at purchase is indicated. These securities are issued at a substantial discount from their value at maturity.

(2)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

                                                                          -----
                                                                          27

Statement of Assets and Liabilities

SEPTEMBER 30, 2003
--------------------------------------------------------------------------------------------------------------
                                                          TARGET: 2005        TARGET: 2010        TARGET: 2015
--------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------
Investment securities, at value (cost of
$376,530,532, $236,592,847, and $108,630,609,
respectively) -- including securities on
loan valued at $56,908,784, $72,894,876, and
$14,364,156, respectively                                 $395,601,659        $266,557,998        $149,843,551
---------------------------------------------------
Collateral received on securities loaned,
at value (cost of $57,647,327, $73,058,162, and
$14,396,210, respectively)                                  57,647,327          73,058,162          14,396,210
---------------------------------------------------
Receivable for capital shares sold                              67,559             255,630              22,323
---------------------------------------------------
Securities lending income receivable                             5,178               4,377               1,112
--------------------------------------------------------------------------------------------------------------
                                                           453,321,723         339,876,167         164,263,196
--------------------------------------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------------------------------------
Disbursements in excess of demand deposit cash                 145,642             276,464              34,069
---------------------------------------------------
Payable for collateral received
on securities loaned                                        57,647,327          73,058,162          14,396,210
---------------------------------------------------
Accrued management fees                                        186,552             124,479              68,791
---------------------------------------------------
Distribution fees payable                                        1,842                 674                 122
---------------------------------------------------
Service fees payable                                             1,842                 674                 122
--------------------------------------------------------------------------------------------------------------
                                                            57,983,205          73,460,453          14,499,314
--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                $395,338,518        $266,415,714        $149,763,882
==============================================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------------------
Capital paid in                                           $357,528,438        $214,175,381         $98,925,998
---------------------------------------------------
Undistributed net investment income                         11,472,947           8,980,947           5,827,649
---------------------------------------------------
Undistributed net realized gain
on investment transactions                                   7,266,006          13,294,235           3,797,293
---------------------------------------------------
Net unrealized appreciation on investments                  19,071,127          29,965,151          41,212,942
--------------------------------------------------------------------------------------------------------------
                                                          $395,338,518        $266,415,714        $149,763,882
==============================================================================================================

INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------
Net assets                                                $385,808,507        $262,824,885        $149,265,686
---------------------------------------------------
Shares outstanding                                           3,894,241           3,110,852           2,208,605
---------------------------------------------------
Net asset value per share                                       $99.07              $84.49              $67.58
--------------------------------------------------------------------------------------------------------------

ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------
Net assets                                                  $9,530,011          $3,590,829            $498,196
---------------------------------------------------
Shares outstanding                                              97,390              42,989               7,448
---------------------------------------------------
Net asset value per share                                       $97.85              $83.53              $66.89
--------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----

Statement of Assets and Liabilities

SEPTEMBER 30, 2003
--------------------------------------------------------------------------------------------------------------
                                                          TARGET: 2020        TARGET: 2025        TARGET: 2030
--------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------
Investment securities, at value  (cost of
$146,720,762, $122,706,070, and $15,441,241,
respectively) --  including securities on
loan valued  at $36,728,509, $10,430,400, and
$244,592, respectively                                    $181,773,378        $151,962,348        $16,595,774
---------------------------------------------------
Collateral received on securities loaned,
at value (cost of $36,603,050, $10,466,400, and
$245,600, respectively)                                     36,603,050          10,466,400            245,600
---------------------------------------------------
Cash                                                         1,510,779              --                  --
---------------------------------------------------
Receivable for capital shares sold                             502,158             530,401               --
---------------------------------------------------
Securities lending income receivable                             2,105                 869                 13
--------------------------------------------------------------------------------------------------------------
                                                           220,391,470         162,960,018         16,841,387
--------------------------------------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------------------------------------
Disbursements in excess of demand deposit cash                 --                  126,085             19,779
---------------------------------------------------
Payable for collateral received
on securities loaned                                        36,603,050          10,466,400            245,600
---------------------------------------------------
Accrued management fees                                         82,522              70,686              7,741
---------------------------------------------------
Distribution fees payable                                          613                 116                873
---------------------------------------------------
Service fees payable                                               613                 116                437
--------------------------------------------------------------------------------------------------------------
                                                            36,686,798          10,663,403            274,430
--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                $183,704,672        $152,296,615        $16,566,957
==============================================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------------------
Capital paid in                                           $134,116,769        $110,651,586        $14,571,816
---------------------------------------------------
Undistributed net investment income                          6,771,515           5,538,847            529,180
---------------------------------------------------
Undistributed net realized gain
on investment transactions                                   7,763,772           6,849,904            311,428
---------------------------------------------------
Net unrealized appreciation on investments                  35,052,616          29,256,278          1,154,533
--------------------------------------------------------------------------------------------------------------
                                                          $183,704,672        $152,296,615        $16,566,957
==============================================================================================================

INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------
Net assets                                                $180,656,200        $151,701,305        $14,312,271
---------------------------------------------------
Shares outstanding                                           3,749,149           3,823,606            493,096
---------------------------------------------------
Net asset value per share                                       $48.19              $39.67             $29.03
--------------------------------------------------------------------------------------------------------------

ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------
Net assets                                                  $3,048,472            $595,310                 --
---------------------------------------------------
Shares outstanding                                              63,983              15,195                 --
---------------------------------------------------
Net asset value per share                                       $47.65              $39.18                 --
--------------------------------------------------------------------------------------------------------------

C CLASS
--------------------------------------------------------------------------------------------------------------
Net assets                                                         N/A                 N/A         $2,254,686
---------------------------------------------------
Shares outstanding                                                 N/A                 N/A             68,060
---------------------------------------------------
Net asset value per share                                          N/A                 N/A             $33.13
--------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

                                                                          -----
                                                                          29

Statement of Operations

YEAR ENDED SEPTEMBER 30, 2003
--------------------------------------------------------------------------------------------------------------
                                                          TARGET: 2005        TARGET: 2010        TARGET: 2015
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------
INCOME:
---------------------------------------------------
Interest                                                   $18,575,979         $14,200,286         $8,843,768
---------------------------------------------------
Securities lending                                               6,567               5,213              1,589
--------------------------------------------------------------------------------------------------------------
                                                            18,582,546          14,205,499          8,845,357
--------------------------------------------------------------------------------------------------------------

EXPENSES:
---------------------------------------------------
Management fees                                              2,444,490           1,708,070            964,821
---------------------------------------------------
Distribution fees:
---------------------------------------------------
  Advisor Class                                                 18,914               6,672                968
---------------------------------------------------
Service fees:
---------------------------------------------------
  Advisor Class                                                 18,914               6,672                968
---------------------------------------------------
Trustees' fees and expenses                                     22,656              15,850              8,922
---------------------------------------------------
Other expenses                                                   2,832               2,103              1,384
--------------------------------------------------------------------------------------------------------------
                                                             2,507,806           1,739,367            977,063
--------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                       16,074,740          12,466,132          7,868,294
--------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
Net realized gain on investment transactions                13,388,467          15,708,671          4,020,828
---------------------------------------------------
Change in net unrealized
appreciation on investments                                (17,689,045)        (16,985,077)        (6,327,621)
--------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                            (4,300,578)         (1,276,406)        (2,306,793)
--------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                  $11,774,162         $11,189,726         $5,561,501
==============================================================================================================

See Notes to Financial Statements.                                  (continued)

-----

Statement of Operations

YEAR ENDED SEPTEMBER 30, 2003
--------------------------------------------------------------------------------------------------------------
                                                          TARGET: 2020        TARGET: 2025        TARGET: 2030
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------
INCOME:
---------------------------------------------------
Interest                                                   $10,535,727         $9,253,808           $905,509
---------------------------------------------------
Securities lending                                               2,686              1,369                 35
--------------------------------------------------------------------------------------------------------------
                                                            10,538,413          9,255,177            905,544
--------------------------------------------------------------------------------------------------------------

EXPENSES:
---------------------------------------------------
Management fees                                              1,151,885          1,024,457             98,944
---------------------------------------------------
Distribution fees:
---------------------------------------------------
  Advisor Class                                                  6,881              1,148                 --
---------------------------------------------------
  C Class                                                           --                 --              9,447
---------------------------------------------------
Service fees:
---------------------------------------------------
  Advisor Class                                                  6,881              1,148                 --
---------------------------------------------------
  C Class                                                           --                 --              4,724
---------------------------------------------------
Trustees' fees and expenses                                     10,748              9,584                902
---------------------------------------------------
Other expenses                                                   1,012                474                197
--------------------------------------------------------------------------------------------------------------
                                                             1,177,407          1,036,811            114,214
--------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                        9,361,006          8,218,366            791,330
--------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
Net realized gain on investment transactions                10,045,020          7,256,023            312,082
---------------------------------------------------
Change in net unrealized
appreciation on investments                                (13,360,951)       (13,807,125)        (1,294,810)
--------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                            (3,315,931)        (6,551,102)          (982,728)
--------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                   $6,045,075         $1,667,264          $(191,398)
==============================================================================================================

See Notes to Financial Statements.

                                                                          -----
                                                                          31

Statement of Changes in Net Assets

YEARS ENDED SEPTEMBER 30, 2003 AND SEPTEMBER 30, 2002
--------------------------------------------------------------------------------------------------------------
                                                  TARGET: 2005                          TARGET: 2010
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS           2003                2002               2003               2002
--------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------
Net investment income                   $16,074,740         $16,896,448        $12,466,132        $13,068,498
---------------------------------
Net realized gain                        13,388,467           1,152,738         15,708,671          6,801,600
---------------------------------
Change in net
unrealized appreciation                 (17,689,045)         13,368,517        (16,985,077)        17,538,327
--------------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                11,774,162          31,417,703         11,189,726         37,408,425
--------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
From net investment income:
---------------------------------
  Investor Class                        (17,198,591)        (15,789,674)       (12,962,840)       (14,014,202)
---------------------------------
  Advisor Class                            (211,715)           (231,794)           (84,351)          (123,790)
---------------------------------
From net realized gains:
---------------------------------
  Investor Class                                 --                  --         (8,216,695)        (2,486,311)
---------------------------------
  Advisor Class                                  --                  --            (56,696)           (23,071)
--------------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                      (17,410,306)        (16,021,468)       (21,320,582)       (16,647,374)
--------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions                      (33,846,874)         66,622,298        (40,363,750)         4,553,496
--------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                           (39,483,018)         82,018,533        (50,494,606)        25,314,547

NET ASSETS
--------------------------------------------------------------------------------------------------------------
Beginning of period                     434,821,536         352,803,003        316,910,320        291,595,773
--------------------------------------------------------------------------------------------------------------
End of period                          $395,338,518        $434,821,536       $266,415,714       $316,910,320
==============================================================================================================

Undistributed net
investment income                       $11,472,947         $12,808,513         $8,980,947         $9,562,006
==============================================================================================================

See Notes to Financial Statements.                                  (continued)

-----

Statement of Changes in Net Assets

YEARS ENDED SEPTEMBER 30, 2003 AND SEPTEMBER 30, 2002
--------------------------------------------------------------------------------------------------------------
                                                  TARGET: 2015                          TARGET: 2020
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS           2003                2002               2003               2002
--------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------
Net investment income                    $7,868,294          $7,059,908         $9,361,006        $10,115,286
---------------------------------
Net realized gain                         4,020,828             252,706         10,045,020         15,734,622
---------------------------------
Change in net
unrealized appreciation                  (6,327,621)         14,513,833        (13,360,951)         6,036,166
--------------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                 5,561,501          21,826,447          6,045,075         31,886,074
--------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
From net investment income:
---------------------------------
  Investor Class                         (7,250,965)         (7,529,112)        (9,509,100)       (13,019,839)
---------------------------------
  Advisor Class                              (6,379)             (1,670)           (83,302)           (81,648)
---------------------------------
From net realized gains:
---------------------------------
  Investor Class                           (397,257)           (201,449)       (15,035,459)       (24,737,534)
---------------------------------
  Advisor Class                                (369)                (46)          (138,771)          (161,482)
--------------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                       (7,654,970)         (7,732,277)       (24,766,632)       (38,000,503)
--------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions                      (23,660,724)         15,821,807         (9,776,301)        (8,817,455)
--------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                           (25,754,193)         29,915,977        (28,497,858)       (14,931,884)

NET ASSETS
--------------------------------------------------------------------------------------------------------------
Beginning of period                     175,518,075         145,602,098        212,202,530        227,134,414
--------------------------------------------------------------------------------------------------------------
End of period                          $149,763,882        $175,518,075       $183,704,672       $212,202,530
==============================================================================================================

Undistributed net
investment income                        $5,827,649          $5,216,699         $6,771,515         $7,003,044
==============================================================================================================

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          33

Statement of Changes in Net Assets

YEARS ENDED SEPTEMBER 30, 2003 AND SEPTEMBER 30, 2002
--------------------------------------------------------------------------------------------------------------
                                                   TARGET: 2025                         TARGET: 2030
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS           2003                2002               2003               2002
--------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------
Net investment income                    $8,218,366         $11,907,940          $791,330           $556,470
---------------------------------
Net realized gain                         7,256,023          13,669,419           312,082             27,958
---------------------------------
Change in net
unrealized appreciation                 (13,807,125)          5,769,358        (1,294,810)         2,347,058
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                           1,667,264          31,346,717          (191,398)         2,931,486
--------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
From net  investment income:
---------------------------------
  Investor Class                        (10,606,108)        (17,970,856)         (674,826)          (133,597)
---------------------------------
  Advisor Class                             (19,699)            (57,605)               --                 --
---------------------------------
  C Class                                        --                  --           (51,305)            (7,929)
---------------------------------
From net realized gains:
---------------------------------
  Investor Class                        (12,164,702)         (6,366,399)          (22,052)           (17,923)
---------------------------------
  Advisor Class                             (23,651)            (21,149)               --                 --
---------------------------------
  C Class                                        --                  --            (2,019)            (1,115)
--------------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                      (22,814,160)        (24,416,009)         (750,202)          (160,564)
--------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions                      (44,951,493)        (99,626,754)       (4,345,906)        14,227,941
--------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                           (66,098,389)        (92,696,046)       (5,287,506)        16,998,863

NET ASSETS
--------------------------------------------------------------------------------------------------------------
Beginning of period                     218,395,004         311,091,050        21,854,463          4,855,600
--------------------------------------------------------------------------------------------------------------
End of period                          $152,296,615        $218,395,004       $16,566,957        $21,854,463
==============================================================================================================

Undistributed net
investment income                        $5,538,847          $7,946,909          $529,180           $463,981
==============================================================================================================

See Notes to Financial Statements.

-----

Notes to Financial Statements

SEPTEMBER 30, 2003

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Target Maturities Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. The trust is composed of the following series: Target 2005 Fund (2005), Target 2010 Fund (2010), Target 2015 Fund
(2015), Target 2020 Fund (2020), Target 2025 Fund (2025), and Target 2030 Fund
(2030) (collectively, the funds). The funds are diversified under the 1940 Act.
Each fund seeks to provide the highest return consistent with investment in U.S.
Treasury securities. Each fund invests primarily in zero-coupon U.S. Treasury securities and their equivalents and will be liquidated in December of its target maturity year. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class and the
Advisor Class. 2030 is authorized to issue the Investor Class, the Advisor Class and the C Class. The C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective shareholder sales charges and servicing and distribution expenses and arrangements. All shares of the funds represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Sale of the Advisor Class for 2030 had not commenced at September 30, 2003.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The funds may lend portfolio securities through the lending agent to certain approved borrowers in order to earn additional income.
The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

INCOME TAX STATUS -- It is the funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

REVERSE SHARE SPLITS -- The trustees may authorize reverse share splits immediately after and of a size that exactly offsets the per-share amount of the annual dividend and capital gain distribution, if any. After taking into account the reverse share split, a shareholder reinvesting dividends and capital gain distributions will hold exactly the same number of shares owned prior to the distributions and reverse share split. A shareholder electing to receive dividends in cash will own fewer shares.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary

                                                                    (continued)

                                                                          -----
                                                                          35

Notes to Financial Statements

SEPTEMBER 30, 2003

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM.

The rates for the Investment Category Fee range from 0.2425% to 0.3600% and the rates for the Complex Fee (Investor Class and C Class) range from 0.2900% to
0.3100%. The Advisor Class is 0.2500% less at each point within the Complex Fee range. For the year ended September 30, 2003, the effective annual management fee for the Investor Class, the Advisor Class and the C Class was 0.58%, 0.33%
and 0.58%, respectively, for each of the funds, as applicable.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for the C Class (collectively with the Advisor Class plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the
Advisor Class and C Class will pay American Century Investment Services, Inc.
(ACIS) an annual distribution fee of to 0.25% and 0.50%, respectively, and an annual service fee of 0.25%. The fees are computed daily and paid monthly in arrears based on each class's average daily closing net assets during the previous month. The distribution fee provides compensation for distribution expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for  C
Class shares. Fees incurred under the plans during the year ended September 30,
2003, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services Corporation.

The funds have a bank line of credit agreement with J.P. Morgan Chase & Co.
(JPM). JPM is an equity investor in ACC. The funds have a securities lending agreement with JPMorgan Chase Bank (Chase). Chase is a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
September 30, 2003, were as follows:
--------------------------------------------------------------------------------
                              TARGET: 2005       TARGET: 2010       TARGET: 2015
--------------------------------------------------------------------------------
Purchases                     $150,785,337       $131,540,807        $28,800,609
--------------------------------------------------------------------------------
Proceeds from sales           $206,978,679       $192,349,306        $59,152,245
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              TARGET: 2020       TARGET: 2025       TARGET: 2030
--------------------------------------------------------------------------------
Purchases                      $89,174,686        $38,976,112        $16,087,140
--------------------------------------------------------------------------------
Proceeds from sales           $125,542,218       $105,748,555        $20,147,170
--------------------------------------------------------------------------------

                                                                    (continued)

-----

Notes to Financial Statements

SEPTEMBER 30, 2003

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

--------------------------------------------------------------------------------------------------------------
                                                 TARGET: 2005                          TARGET: 2010
--------------------------------------------------------------------------------------------------------------
                                          SHARES              AMOUNT             SHARES             AMOUNT
--------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2003
-----------------------------------
Sold                                     1,194,513         $116,054,133         1,412,390        $115,503,727
-----------------------------------
Issued in reinvestment
of distributions                           181,368           16,644,184           283,253          20,688,789
-----------------------------------
Redeemed                                (1,754,042)        (170,923,636)       (2,177,609)       (178,223,694)
-----------------------------------
Reverse share split                       (187,162)                 --           (289,489)                 --
--------------------------------------------------------------------------------------------------------------
Net decrease                              (565,323)        $(38,225,319)         (771,455)       $(42,031,178)
==============================================================================================================

YEAR ENDED SEPTEMBER 30, 2002
-----------------------------------
Sold                                     2,161,018         $197,298,908         1,543,103        $113,547,067
-----------------------------------
Issued in reinvestment of
distributions                              183,340           15,354,686           251,605          16,155,566
-----------------------------------
Redeemed                                (1,615,674)        (145,784,094)       (1,745,140)       (124,329,481)
-----------------------------------
Reverse share split                       (188,293)              --              (256,636)                 --
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)                    540,391          $66,869,500          (207,068)         $5,373,152
==============================================================================================================

ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2003
-----------------------------------
Sold                                        96,533           $9,350,434            47,846          $3,905,881
-----------------------------------
Issued in reinvestment of
distributions                                1,707              155,338             1,437             104,191
-----------------------------------
Redeemed                                   (53,030)          (5,127,327)          (28,758)         (2,342,644)
-----------------------------------
Reverse share split                         (2,302)               --               (1,910)                 --
--------------------------------------------------------------------------------------------------------------
Net increase                                42,908           $4,378,445            18,615          $1,667,428
==============================================================================================================

YEAR ENDED SEPTEMBER 30, 2002
-----------------------------------
Sold                                        14,037           $1,272,067            13,803            $996,478
-----------------------------------
Issued in reinvestment
of distributions                             2,053              170,989             2,001             127,907
-----------------------------------
Redeemed                                   (18,965)          (1,690,258)          (28,034)         (1,944,041)
-----------------------------------
Reverse share split                         (2,751)                  --            (2,279)                 --
--------------------------------------------------------------------------------------------------------------
Net decrease                                (5,626)           $(247,202)          (14,509)          $(819,656)
==============================================================================================================

                                                                    (continued)

                                                                          -----
                                                                          37

Notes to Financial Statements

SEPTEMBER 30, 2003

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------------------------------------
                                                 TARGET: 2015                          TARGET: 2020
--------------------------------------------------------------------------------------------------------------
                                          SHARES              AMOUNT             SHARES             AMOUNT
--------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2003
-----------------------------------
Sold                                     1,253,675          $82,252,369         1,959,328         $91,533,245
-----------------------------------
Issued in reinvestment
of distributions                           126,161            7,443,498           619,668          23,906,778
-----------------------------------
Redeemed                                (1,757,311)        (113,762,791)       (2,756,017)       (127,213,517)
-----------------------------------
Reverse share split                       (129,463)              --              (634,133)             --
--------------------------------------------------------------------------------------------------------------
Net decrease                              (506,938)        $(24,066,924)         (811,154)       $(11,773,494)
==============================================================================================================

YEAR ENDED SEPTEMBER 30, 2002
-----------------------------------
Sold                                     1,033,135          $60,913,110         1,364,903         $55,409,921
-----------------------------------
Issued in reinvestment
of distributions                           150,361            7,510,525         1,177,694          36,449,908
-----------------------------------
Redeemed                                  (942,222)         (52,656,146)       (2,540,224)       (100,506,786)
-----------------------------------
Reverse share split                       (154,507)                  --        (1,212,128)                 --
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)                     86,767          $15,767,489        (1,209,755)        $(8,646,957)
==============================================================================================================

ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2003
-----------------------------------
Sold                                        18,640           $1,236,229           112,707          $5,429,779
-----------------------------------
Issued in reinvestment
of distributions                               115                6,748             4,590             175,762
-----------------------------------
Redeemed                                   (12,705)            (836,777)          (77,965)         (3,608,348)
-----------------------------------
Reverse share split                           (115)                  --            (5,650)                 --
--------------------------------------------------------------------------------------------------------------
Net increase                                 5,935             $406,200            33,682          $1,997,193
==============================================================================================================

YEAR ENDED SEPTEMBER 30, 2002
-----------------------------------
Sold                                         1,283              $74,061            17,873            $720,453
-----------------------------------
Issued in reinvestment
of distributions                                34                1,714             5,942             182,776
-----------------------------------
Redeemed                                      (400)             (21,457)          (27,138)         (1,073,727)
-----------------------------------
Reverse share split                            (34)                  --            (7,542)                 --
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)                        883              $54,318           (10,865)          $(170,498)
==============================================================================================================

                                                                    (continued)

-----

Notes to Financial Statements

SEPTEMBER 30, 2003

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------------------------------------
                                                  TARGET: 2025                          TARGET: 2030
--------------------------------------------------------------------------------------------------------------
                                           SHARES              AMOUNT             SHARES             AMOUNT
--------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2003
------------------------------------
Sold                                      2,655,896         $103,807,973         1,109,589        $31,484,659
------------------------------------
Issued in reinvestment
of distributions                            682,441           22,093,138            24,506            625,893
------------------------------------
Redeemed                                 (4,410,012)        (171,089,476)       (1,329,073)       (37,336,538)
------------------------------------
Reverse share split                        (700,857)                  --           (27,161)                --
--------------------------------------------------------------------------------------------------------------
Net decrease                             (1,772,532)        $(45,188,365)         (222,139)       $(5,225,986)
==============================================================================================================

YEAR ENDED SEPTEMBER 30, 2002
------------------------------------
Sold                                      2,671,377          $91,226,267           980,191        $24,629,603
------------------------------------
Issued in reinvestment
of distributions                            804,662           23,096,358             6,334            143,842
------------------------------------
Redeemed                                 (6,362,102)        (213,411,873)         (467,371)       (11,713,644)
------------------------------------
Reverse share split                        (843,696)                  --            (6,662)                --
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)                  (3,729,759)        $(99,089,248)          512,492        $13,059,801
==============================================================================================================

ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2003
------------------------------------
Sold                                         10,408             $429,331                --                 --
------------------------------------
Issued in reinvestment
of distributions                              1,056               33,864                --                 --
------------------------------------
Redeemed                                     (6,117)            (226,323)               --                 --
------------------------------------
Reverse share split                          (1,316)                  --                --                 --
--------------------------------------------------------------------------------------------------------------
Net increase                                  4,031             $236,872                --                 --
==============================================================================================================

YEAR ENDED SEPTEMBER 30, 2002
------------------------------------
Sold                                          3,409             $119,277                --                 --
------------------------------------
Issued in reinvestment
of distributions                              2,310               65,975                --                 --
------------------------------------
Redeemed                                    (22,035)            (722,758)               --                 --
------------------------------------
Reverse share split                          (2,715)                  --                --
--------------------------------------------------------------------------------------------------------------
Net decrease                                (19,031)           $(537,506)               --                 --
==============================================================================================================

C CLASS
--------------------------------------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2003
------------------------------------
Sold                                            N/A                  N/A            75,866         $2,510,295
------------------------------------
Issued in reinvestment
of distributions                                                                     1,795             53,324
------------------------------------
Redeemed                                                                           (47,981)        (1,683,539)
------------------------------------
Reverse share split                                                                 (1,795)                --
--------------------------------------------------------------------------------------------------------------
Net increase                                                                        27,885           $880,080
==============================================================================================================

PERIOD ENDED SEPTEMBER 30, 2002(1)
------------------------------------
Sold                                            N/A                  N/A            42,543         $1,221,759
------------------------------------
Issued in reinvestment
of distributions                                                                       343              9,043
------------------------------------
Redeemed                                                                            (2,368)           (62,662)
------------------------------------
Reverse share split                                                                   (343)                --
--------------------------------------------------------------------------------------------------------------
Net increase                                                                        40,175         $1,168,140
==============================================================================================================

(1)  October 8, 2001 (commencement of sale) through September 30, 2002 for
     Target: 2030.

                                                                    (continued)

                                                                          -----
                                                                          39

Notes to Financial Statements

SEPTEMBER 30, 2003

5. SECURITIES LENDING

As of September 30, 2003, securities in 2005, 2010, 2015, 2020, 2025, and 2030 valued at $56,908,784, $72,894,876, $14,364,156, $36,728,509, $10,430,400, and
$244,592, respectively, were on loan through the lending agent, Chase, to certain approved borrowers. Chase receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of
Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $57,647,327, $73,058,162, $14,396,210,
$36,603,050, $10,466,400, and $245,600, respectively. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $620,000,000 unsecured bank line of credit agreement with JPM, which was renewed from
$650,000,000 effective December 17, 2002. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the year ended September 30, 2003.

7. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended September 30,
2003 and September 30, 2002 were as follows:

--------------------------------------------------------------------------------------------------------------
                                                  TARGET: 2005                           TARGET: 2010
--------------------------------------------------------------------------------------------------------------
                                            2003                2002               2003               2002
--------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------------------------------------
Ordinary Income                          $17,410,306         $16,021,468       $13,838,775       $16,093,480
--------------------------------------------------------------------------------------------------------------
Long-Term Capital Gain                            --                  --        $7,481,807          $553,894
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                  TARGET: 2015                           TARGET: 2020
--------------------------------------------------------------------------------------------------------------
                                            2003                2002               2003               2002
--------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------------------------------------
Ordinary Income                           $7,257,344          $7,530,782       $10,697,259       $13,948,316
--------------------------------------------------------------------------------------------------------------
Long-Term Capital Gain                      $397,626            $201,495       $14,069,373       $24,052,187
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                  TARGET: 2025                           TARGET: 2030
--------------------------------------------------------------------------------------------------------------
                                            2003                2002               2003               2002
--------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------------------------------------
Ordinary Income                          $10,859,891         $18,505,215          $726,131          $160,564
--------------------------------------------------------------------------------------------------------------
Long-Term Capital Gain                   $11,954,269          $5,910,794           $24,071                --
--------------------------------------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

                                                                    (continued)

-----

Notes to Financial Statements

SEPTEMBER 30, 2003

7. FEDERAL TAX INFORMATION (CONTINUED)

As of September 30, 2003, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------------------------------------
                                                            TARGET: 2005       TARGET: 2010       TARGET: 2015
--------------------------------------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
--------------------------------------------------------------------------------------------------------------
Federal tax cost of investments                             $376,640,753       $236,627,086      $108,797,843
==============================================================================================================
Gross tax appreciation of investments                        $18,965,232        $29,940,895       $41,112,707
----------------------------------------------------
Gross tax depreciation of investments                             (4,326)            (9,983)          (66,999)
--------------------------------------------------------------------------------------------------------------
Net tax appreciation of investments                          $18,960,906        $29,930,912       $41,045,708
==============================================================================================================
Undistributed ordinary income                                $11,472,947         $9,742,193        $5,827,649
----------------------------------------------------
Accumulated long-term gains                                   $7,376,227        $12,567,228        $3,964,527
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                            TARGET: 2020       TARGET: 2025      TARGET: 2030
--------------------------------------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
--------------------------------------------------------------------------------------------------------------
Federal tax cost of investments                             $146,740,072       $123,334,501       $15,787,719
==============================================================================================================
Gross tax appreciation of investments                        $35,038,120        $28,648,426          $875,658
----------------------------------------------------
Gross tax depreciation of investments                             (4,814)           (20,579)          (67,603)
--------------------------------------------------------------------------------------------------------------
Net tax appreciation of investments                          $35,033,306        $28,627,847          $808,055
==============================================================================================================
Undistributed ordinary income                                 $6,771,515         $5,538,847          $529,180
----------------------------------------------------
Accumulated long-term gains                                   $7,783,082         $7,478,335          $657,906
--------------------------------------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

8. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

During the fiscal year ended September 30, 2003, the following amount distributed was designated as capital gains dividends:

--------------------------------------------------------------------------------------------------------------
   TARGET: 2005       TARGET: 2010       TARGET: 2015       TARGET: 2020       TARGET: 2025       TARGET: 2030
--------------------------------------------------------------------------------------------------------------
        --             $7,481,807          $397,626          $14,069,373        $11,954,269          $24,071
--------------------------------------------------------------------------------------------------------------

                                                                          -----
                                                                          41

Target: 2005 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------
                                                                    INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------
                                            2003           2002           2001           2000           1999
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $96.34         $88.67         $77.09         $72.55         $76.72
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------
  Net Investment Income(1)                   3.69           4.20           4.24           4.09          3.77
---------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                               (0.96)          3.47           7.34           0.45         (7.94)
--------------------------------------------------------------------------------------------------------------
  Total From Investment Operations           2.73           7.67          11.58           4.54         (4.17)
--------------------------------------------------------------------------------------------------------------
Distributions
---------------------------------------
  From Net Investment Income                (3.92)         (4.07)         (4.71)         (3.89)        (3.39)
---------------------------------------
  From Net Realized Gains                      --             --             --          (1.56)        (1.07)
--------------------------------------------------------------------------------------------------------------
  Total Distributions                       (3.92)         (4.07)         (4.71)         (5.45)        (4.46)
--------------------------------------------------------------------------------------------------------------
Reverse Share Split                          3.92           4.07           4.71           5.45          4.46
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $99.07         $96.34         $88.67         $77.09        $72.55
==============================================================================================================
  TOTAL RETURN(2)                            2.83%          8.65%         15.02%          6.26%        (5.44)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       0.59%          0.59%          0.59%          0.59%          0.59%
---------------------------------------
Ratio of Net Investment Income
to Average Net Assets                       3.78%          4.65%          5.12%          5.58%          5.10%
---------------------------------------
Portfolio Turnover Rate                       36%            11%            49%            17%            81%
---------------------------------------
Net Assets, End of Period
(in thousands)                            $385,809       $429,624       $347,512       $274,117       $490,248
--------------------------------------------------------------------------------------------------------------

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

-----

Target: 2005 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------
                                                                     ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------
                                            2003           2002           2001           2000           1999
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $95.39         $88.02         $76.70         $72.34         $76.69
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------
  Net Investment Income(1)                   3.37           3.95           4.01           3.91           3.60
---------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                               (0.91)          3.42           7.31           0.45          (7.95)
--------------------------------------------------------------------------------------------------------------
  Total From Investment Operations           2.46           7.37          11.32           4.36          (4.35)
--------------------------------------------------------------------------------------------------------------
Distributions
---------------------------------------
  From Net Investment Income                (3.68)         (3.85)         (4.51)         (3.70)         (3.32)
---------------------------------------
  From Net Realized Gains                      --             --             --          (1.56)         (1.07)
--------------------------------------------------------------------------------------------------------------
  Total Distributions                       (3.68)         (3.85)         (4.51)         (5.26)         (4.39)
--------------------------------------------------------------------------------------------------------------
Reverse Share Split                          3.68           3.85           4.51           5.26           4.39
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $97.85         $95.39         $88.02         $76.70         $72.34
==============================================================================================================
  TOTAL RETURN(2)                            2.58%          8.37%         14.76%          6.03%         (5.67)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       0.84%          0.84%          0.84%          0.84%          0.84%
---------------------------------------
Ratio of Net Investment Income
to Average Net Assets                       3.53%          4.40%          4.87%          5.33%          4.85%
---------------------------------------
Portfolio Turnover Rate                       36%            11%            49%            17%            81%
---------------------------------------
Net Assets, End of Period
(in thousands)                             $9,530         $5,197         $5,291         $3,765         $2,533
--------------------------------------------------------------------------------------------------------------

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

                                                                          -----
                                                                          43

Target: 2010 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------
                                                                    INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------
                                            2003           2002           2001           2000           1999
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $81.12         $70.64         $59.92         $55.10         $61.98
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------
  Net Investment Income(1)                  3.45           3.55           3.39           3.32           3.07
---------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                              (0.08)          6.93           7.33           1.50          (9.95)
--------------------------------------------------------------------------------------------------------------
  Total From Investment Operations          3.37          10.48          10.72           4.82          (6.88)
--------------------------------------------------------------------------------------------------------------
Distributions
---------------------------------------
  From Net Investment Income               (3.46)         (3.69)         (3.27)         (3.21)         (2.78)
---------------------------------------
  From Net Realized Gains                  (2.20)         (0.66)            --             --          (1.49)
--------------------------------------------------------------------------------------------------------------
  Total Distributions                      (5.66)         (4.35)         (3.27)         (3.21)         (4.27)
--------------------------------------------------------------------------------------------------------------
Reverse Share Split                         5.66           4.35           3.27           3.21           4.27
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $84.49         $81.12         $70.64         $59.92         $55.10
==============================================================================================================
  TOTAL RETURN(2)                           4.15%         14.84%         17.89%          8.75%        (11.10)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       0.59%          0.59%          0.59%          0.59%          0.59%
---------------------------------------
Ratio of Net Investment Income
to Average Net Assets                       4.21%          4.96%          5.15%          5.90%          5.31%
---------------------------------------
Portfolio Turnover Rate                       45%            46%            60%            22%            49%
---------------------------------------
Net Assets, End of Period
(in thousands)                            $262,825       $314,951       $288,867       $231,202       $240,606
--------------------------------------------------------------------------------------------------------------

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

-----

Target: 2010 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------------
                                                                     ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------
                                            2003           2002           2001           2000          1999(1)
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $80.41         $70.19         $59.67         $54.96         $60.12
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------
  Net Investment Income(2)                  3.21           3.32           3.22           3.17           2.81
---------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                              (0.09)          6.90           7.30           1.54          (7.97)
--------------------------------------------------------------------------------------------------------------
  Total From Investment Operations          3.12          10.22          10.52           4.71          (5.16)
--------------------------------------------------------------------------------------------------------------
Distributions
---------------------------------------
  From Net Investment Income               (3.27)         (3.51)         (3.12)         (3.07)         (2.76)
---------------------------------------
  From Net Realized Gains                  (2.20)         (0.66)            --             --          (1.49)
--------------------------------------------------------------------------------------------------------------
  Total Distributions                      (5.47)         (4.17)         (3.12)         (3.07)         (4.25)
--------------------------------------------------------------------------------------------------------------
Reverse Share Split                         5.47           4.17           3.12           3.07           4.25
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $83.53         $80.41         $70.19         $59.67         $54.96
==============================================================================================================
  TOTAL RETURN(3)                           3.88%         14.56%         17.63%          8.57%         (8.58)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       0.84%          0.84%          0.84%          0.84%        0.84%(4)
---------------------------------------
Ratio of Net Investment Income
to Average Net Assets                       3.96%          4.71%          4.90%          5.65%        5.06%(4)
---------------------------------------
Portfolio Turnover Rate                       45%            46%            60%            22%          49%(5)
---------------------------------------
Net Assets, End of Period
(in thousands)                             $3,591         $1,960         $2,729         $1,631         $1,194
--------------------------------------------------------------------------------------------------------------

(1)  October 20, 1998 (commencement of sale) through September 30, 1999.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended September 30, 1999.

See Notes to Financial Statements.

                                                                          -----
                                                                          45

Target: 2015 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------
                                                                     INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------
                                            2003           2002           2001           2000           1999
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $64.60         $55.37         $48.01         $43.04         $49.87
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------
  Net Investment Income(1)                  3.09           2.95           2.75           2.58           2.39
---------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                              (0.11)          6.28           4.61           2.39          (9.22)
--------------------------------------------------------------------------------------------------------------
  Total From Investment Operations          2.98           9.23           7.36           4.97          (6.83)
--------------------------------------------------------------------------------------------------------------
Distributions
---------------------------------------
  From Net Investment Income               (2.84)         (3.04)         (2.81)         (2.46)         (2.10)
---------------------------------------
  From Net Realized Gains                  (0.16)         (0.08)            --          (0.03)         (0.08)
--------------------------------------------------------------------------------------------------------------
  Total Distributions                      (3.00)         (3.12)         (2.81)         (2.49)         (2.18)
--------------------------------------------------------------------------------------------------------------
Reverse Share Split                         3.00           3.12           2.81           2.49           2.18
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $67.58         $64.60         $55.37         $48.01         $43.04
==============================================================================================================
  TOTAL RETURN(2)                           4.61%         16.65%         15.35%         11.55%        (13.70)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       0.59%          0.59%          0.59%          0.59%          0.59%
---------------------------------------
Ratio of Net Investment Income
to Average Net Assets                       4.72%          5.28%          5.30%          5.82%          5.25%
---------------------------------------
Portfolio Turnover Rate                      17%            24%            23%            26%            55%
---------------------------------------
Net Assets, End of Period
(in thousands)                            $149,266       $175,421       $145,567       $134,704       $218,193
--------------------------------------------------------------------------------------------------------------

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

-----

Target: 2015 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------------
                                                                     ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------
                                            2003           2002           2001           2000          1999(1)
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $64.10         $55.09         $47.87         $43.02         $43.65
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------
  Net Investment Income(2)                  2.93           2.79           2.63           2.49           0.46
---------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                              (0.14)          6.22           4.59           2.36          (1.09)
--------------------------------------------------------------------------------------------------------------
  Total From Investment Operations          2.79           9.01           7.22           4.85          (0.63)
--------------------------------------------------------------------------------------------------------------
Distributions
---------------------------------------
  From Net Investment Income               (2.69)         (2.91)         (2.68)         (2.42)            --
---------------------------------------
  From Net Realized Gains                  (0.16)         (0.08)            --          (0.03)            --
--------------------------------------------------------------------------------------------------------------
  Total Distributions                      (2.85)         (2.99)         (2.68)         (2.45)            --
--------------------------------------------------------------------------------------------------------------
Reverse Share Split                         2.85           2.99           2.68           2.45             --
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $66.89         $64.10         $55.09         $47.87         $43.02
==============================================================================================================
  TOTAL RETURN(3)                           4.35%         16.36%         15.08%         11.27%         (1.44)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       0.84%          0.84%          0.84%          0.84%        0.83%(4)
---------------------------------------
Ratio of Net Investment Income
to Average Net Assets                       4.47%          5.03%          5.05%          5.57%        5.01%(4)
---------------------------------------
Portfolio Turnover Rate                       17%            24%            23%            26%          55%(5)
---------------------------------------
Net Assets, End of Period
(in thousands)                              $498            $97            $35            $22            $7
--------------------------------------------------------------------------------------------------------------

(1)  July 23, 1999 (commencement of sale) through September 30, 1999.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended September 30, 1999.

See Notes to Financial Statements.

                                                                          -----
                                                                          47

Target: 2020 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------
                                                                    INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------
                                            2003           2002           2001           2000           1999
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $46.23         $39.09         $34.79         $30.61         $36.95
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------
  Net Investment Income(1)                  2.19           2.07           1.90           1.77           1.62
---------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                              (0.23)          5.07           2.40           2.41          (7.96)
--------------------------------------------------------------------------------------------------------------
  Total From Investment Operations          1.96           7.14           4.30           4.18          (6.34)
--------------------------------------------------------------------------------------------------------------
Distributions
---------------------------------------
  From Net Investment Income               (2.13)         (2.43)         (1.79)         (1.85)         (2.06)
---------------------------------------
  From Net Realized Gains                  (3.37)         (4.62)         (3.19)         (3.30)         (5.20)
--------------------------------------------------------------------------------------------------------------
  Total Distributions                      (5.50)         (7.05)         (4.98)         (5.15)         (7.26)
--------------------------------------------------------------------------------------------------------------
Reverse Share Split                         5.50           7.05           4.98           5.15           7.26
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $48.19         $46.23         $39.09         $34.79         $30.61
==============================================================================================================
  TOTAL RETURN(2)                           4.24%         18.27%         12.36%         13.66%        (17.16)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       0.59%          0.59%          0.59%          0.59%          0.59%
---------------------------------------
Ratio of Net Investment Income
to Average Net Assets                       4.68%          5.21%          5.10%          5.49%          4.82%
---------------------------------------
Portfolio Turnover Rate                       45%            24%            54%            11%            31%
---------------------------------------
Net Assets, End of Period
(in thousands)                            $180,656       $210,814       $225,535       $244,203       $316,707
--------------------------------------------------------------------------------------------------------------

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

-----

Target: 2020 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------------
                                                                     ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------
                                            2003           2002           2001           2000          1999(1)
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $45.83         $38.85         $34.66         $30.55         $35.50
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------
  Net Investment Income(2)                  2.06           1.95           1.82           1.69           1.50
---------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                              (0.24)          5.03           2.37           2.42          (6.45)
--------------------------------------------------------------------------------------------------------------
  Total From Investment Operations          1.82           6.98           4.19           4.11          (4.95)
--------------------------------------------------------------------------------------------------------------
Distributions
---------------------------------------
  From Net Investment Income               (2.02)         (2.34)         (1.70)         (1.79)         (2.05)
---------------------------------------
  From Net Realized Gains                  (3.37)         (4.62)         (3.19)         (3.30)         (5.20)
--------------------------------------------------------------------------------------------------------------
  Total Distributions                      (5.39)         (6.96)         (4.89)         (5.09)         (7.25)
--------------------------------------------------------------------------------------------------------------
Reverse Share Split                         5.39           6.96           4.89           5.09           7.25
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $47.65         $45.83         $38.85         $34.66         $30.55
==============================================================================================================
  TOTAL RETURN(3)                           3.97%         17.97%         12.09%         13.45%        (13.94)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       0.84%          0.84%          0.84%          0.84%        0.84%(4)
---------------------------------------
Ratio of Net Investment Income
to Average Net Assets                       4.43%          4.96%          4.85%          5.24%        4.57%(4)
---------------------------------------
Portfolio Turnover Rate                       45%            24%            54%            11%          31%(5)
---------------------------------------
Net Assets, End of Period
(in thousands)                             $3,048         $1,389         $1,599          $773           $574
--------------------------------------------------------------------------------------------------------------

(1)  October 19, 1998 (commencement of sale) through September 30, 1999.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended September 30, 1999.

See Notes to Financial Statements.

                                                                          -----
                                                                          49

Target: 2025 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------
                                                                    INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------
                                            2003           2002           2001           2000           1999
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $38.95         $33.25         $29.32         $26.22         $31.67
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------
  Net Investment Income(1)                  1.79           1.70           1.62           1.54           1.46
---------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                              (1.07)          4.00           2.31           1.56          (6.91)
--------------------------------------------------------------------------------------------------------------
  Total From Investment Operations          0.72           5.70           3.93           3.10          (5.45)
--------------------------------------------------------------------------------------------------------------
Distributions
---------------------------------------
  From Net Investment Income               (2.06)         (2.26)         (2.00)         (1.11)         (1.28)
---------------------------------------
  From Net Realized Gains                  (2.36)         (0.80)         (0.42)           --           (0.31)
--------------------------------------------------------------------------------------------------------------
  Total Distributions                      (4.42)         (3.06)         (2.42)         (1.11)         (1.59)
--------------------------------------------------------------------------------------------------------------
Reverse Share Split                         4.42           3.06           2.42           1.11           1.59
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $39.67         $38.95         $33.25         $29.32         $26.22
==============================================================================================================
  TOTAL RETURN(2)                           1.85%         17.14%         13.40%         11.82%        (17.21)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       0.59%          0.59%          0.59%          0.59%          0.59%
---------------------------------------
Ratio of Net Investment Income
to Average Net Assets                       4.64%          5.13%          5.15%          5.64%          5.25%
---------------------------------------
Portfolio Turnover Rate                       22%            23%            25%            52%            54%
---------------------------------------
Net Assets, End of Period
(in thousands)                            $151,701       $217,965       $310,094       $514,663       $754,356
--------------------------------------------------------------------------------------------------------------

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

-----

Target: 2025 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------
                                                                     ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------
                                            2003           2002           2001           2000           1999
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $38.56         $33.01         $29.17         $26.13         $31.64
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------
  Net Investment Income(1)                  1.68           1.60           1.54           1.47           1.39
---------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                              (1.06)          3.95           2.30           1.57          (6.90)
--------------------------------------------------------------------------------------------------------------
  Total From Investment Operations          0.62           5.55           3.84           3.04          (5.51)
--------------------------------------------------------------------------------------------------------------
Distributions
---------------------------------------
  From Net Investment Income               (1.97)         (2.18)         (1.91)         (1.05)         (1.23)
---------------------------------------
  From Net Realized Gains                  (2.36)         (0.80)         (0.42)           --           (0.31)
--------------------------------------------------------------------------------------------------------------
  Total Distributions                      (4.33)         (2.98)         (2.33)         (1.05)         (1.54)
--------------------------------------------------------------------------------------------------------------
Reverse Share Split                         4.33           2.98           2.33           1.05           1.54
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $39.18         $38.56         $33.01         $29.17         $26.13
==============================================================================================================
  TOTAL RETURN(2)                           1.61%         16.81%         13.16%         11.63%        (17.41)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       0.84%          0.84%          0.84%          0.84%          0.84%
---------------------------------------
Ratio of Net Investment Income
to Average Net Assets                       4.39%          4.88%          4.90%          5.39%          5.00%
---------------------------------------
Portfolio Turnover Rate                       22%            23%            25%            52%            54%
---------------------------------------
Net Assets, End of Period
(in thousands)                              $595           $431           $997          $1,058          $997
--------------------------------------------------------------------------------------------------------------

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

                                                                          -----
                                                                          51

Target: 2030 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                      INVESTOR CLASS
--------------------------------------------------------------------------------
                                            2003           2002          2001(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $28.70        $23.95         $23.00
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------
  Net Investment Income(2)                   1.32          1.27           0.47
---------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                               (0.99)         3.48           0.48
--------------------------------------------------------------------------------
  Total From Investment Operations           0.33          4.75           0.95
--------------------------------------------------------------------------------
Distributions
---------------------------------------
  From Net Investment Income                (1.17)        (0.60)           --
---------------------------------------
  From Net Realized Gains                   (0.04)        (0.08)           --
--------------------------------------------------------------------------------
  Total Distributions                       (1.21)        (0.68)           --
--------------------------------------------------------------------------------
Reverse Share Split                          1.21          0.68            --
--------------------------------------------------------------------------------
Net Asset Value, End of Period             $29.03        $28.70         $23.95
================================================================================
  TOTAL RETURN(3)                           1.15%        19.83%          4.13%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       0.59%          0.59%        0.59%(4)
---------------------------------------
Ratio of Net Investment Income
to Average Net Assets                       4.72%          5.25%        6.04%(4)
---------------------------------------
Portfolio Turnover Rate                       95%            43%              0%
---------------------------------------
Net Assets, End of Period
(in thousands)                             $14,312        $20,528        $4,856
--------------------------------------------------------------------------------

(1)  June 1, 2001 (inception) through September 30, 2001.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

-----

Target: 2030 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                 C CLASS
--------------------------------------------------------------------------------
                                                           2003          2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $33.01        $28.50
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------
  Net Investment Income(2)                                  1.28          1.21
-------------------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                                              (1.16)         3.30
--------------------------------------------------------------------------------
  Total From Investment Operations                          0.12          4.51
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------
  From Net Investment Income                               (0.97)        (0.58)
-------------------------------------------------
  From Net Realized Gains                                  (0.04)        (0.08)
--------------------------------------------------------------------------------
  Total Distributions                                      (1.01)        (0.66)
--------------------------------------------------------------------------------
Reverse Share Split                                         1.01          0.66
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $33.13         $33.01
================================================================================
  TOTAL RETURN(3)                                          0.36%         15.82%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                      1.34%        1.34%(4)
-------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                      3.97%        4.36%(4)
-------------------------------------------------
Portfolio Turnover Rate                                      95%          43%(5)
-------------------------------------------------
Net Assets, End of Period
(in thousands)                                            $2,255         $1,326
--------------------------------------------------------------------------------

(1)  October 8, 2001 (commencement of sale) through September 30, 2002.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended September 30, 2002.

See Notes to Financial Statements.

                                                                          -----
                                                                          53

Report of Independent Auditors

To the Trustees of the American Century Target Maturities Trust and Shareholders
of the Target 2005 Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund,
Target 2025 Fund and Target 2030 Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Target 2005 Fund, the Target
2010 Fund, the Target 2015 Fund, the Target 2020 Fund, the Target 2025 Fund, and
the Target 2030 Fund (the "Funds") at September 30, 2003, the results of each of their operations for the year then ended, and the changes in each of their net assets and financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.
These financial statements and financial highlights (hereafter referred to as
"financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating  the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
November 10, 2003

-----

Proxy Voting Results

A special meeting of C Class shareholders was held on October 17, 2003, to vote on the following proposal. The proposal received the required majority of votes and was adopted.

A summary of voting results is listed below the proposal.

PROPOSAL

To vote on approval of the Amendment to the Master Distribution and Individual
Shareholder Services Plan.

--------------------------------------------------------------------------------
                                                             TARGET: 2030
                                                                C CLASS
--------------------------------------------------------------------------------
For:                                                            36,356
--------------------------------------------------------------------------------
Against:                                                         3,159
--------------------------------------------------------------------------------
Abstain:                                                         2,183
--------------------------------------------------------------------------------

                                                                          -----
                                                                          55

Management

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent trustees is 75, although the remaining individual trustees may temporarily waive this requirement on a case-by-case basis. Those listed as interested trustees are
"interested" primarily by virtue of their engagement as officers of American
Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment advisor, American Century Investment Management, Inc. (ACIM);
the funds' principal underwriter, American Century Investment Services, Inc.
(ACIS); and the funds' transfer agent, American Century Services Corporation
(ACSC).

The other trustees (more than two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS, and ACSC.

All persons named as officers of the funds also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT TRUSTEES

--------------------------------------------------------------------------------
ALBERT EISENSTAT (73), 1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: General Partner, Discovery Ventures
(Venture capital firm, 1996 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present)
--------------------------------------------------------------------------------
RONALD J. GILSON (57), 1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel, Marron, Reid & Sheehy (a San Francisco law firm, 1984 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
KATHRYN A. HALL (45), 1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Investment
Officer, Offit Hall Capital Management, LLC (April 2002 to present); President and Managing Director, Laurel Management Company, L.L.C. (1996 to April 2002)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Princeton University Investment
Company (1997 to present); Director, Stanford Management Company (2001 to present); Director, UCSF Foundation (2000 to present); Director, San Francisco
Day School (1999 to present)
--------------------------------------------------------------------------------

                                                                    (continued)

-----

Management

INDEPENDENT TRUSTEES (CONTINUED)

--------------------------------------------------------------------------------
MYRON S. SCHOLES (62), 1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 22

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Partner, Oak Hill Capital
Management (1999-present); Principal, Long-Term Capital Management (investment advisor, 1993 to January 1999); Frank E. Buck Professor of Finance, Stanford
Graduate School of Business (1981 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Smith Breeden Family of Funds
(1992 to present)
--------------------------------------------------------------------------------
KENNETH E. SCOTT (74), 1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 31

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
JOHN B. SHOVEN (56), 1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): Less than 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS (58), 1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 18

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Director and Partner, Windy Hill
Productions, LP (educational software, 1994 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Indus International (software solutions, January 1999 to present); Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE

--------------------------------------------------------------------------------
WILLIAM M. LYONS (47), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 35

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                    (continued)

                                                                          -----
                                                                          57

Management

OFFICERS

--------------------------------------------------------------------------------
WILLIAM M. LYONS (47), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT T. JACKSON (57), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Executive Vice President

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to present);
President, ACSC (January 1999 to present); Executive Vice President, ACC (May
1995 to present); Also serves as: Executive Vice President and Chief Financial
Officer, ACIM, ACIS, and other ACC subsidiaries
--------------------------------------------------------------------------------
MARYANNE ROEPKE, CPA (47), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Assistant
Treasurer, ACSC
--------------------------------------------------------------------------------
DAVID C. TUCKER (45), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present)
--------------------------------------------------------------------------------
ROBERT LEACH (37), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
--------------------------------------------------------------------------------
C. JEAN WADE (39), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
--------------------------------------------------------------------------------
JON ZINDEL (36), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Employee
Benefit Services, Inc. (December 2000 to present); Treasurer, American Century
Ventures, Inc. (December 1999 to January 2001)
--------------------------------------------------------------------------------

The SAI has additional information about the funds' trustees and is available without charge upon request by calling 1-800-345-2021.

-----

Share Class Information

Two classes of shares are authorized for sale by Target 2005, Target 2010,
Target 2015, Target 2020, and Target 2025: Investor Class and Advisor Class.
Three Classes of shares are authorized for sale by Target 2030: Investor Class,
Advisor Class, and C Class. The total expense ratios for Advisor Class and C
Class Shares are higher that those of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies.  C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a
Rule 12b-1 service and distribution fee of 1.00% for stock funds and 0.75% for bond funds.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

                                                                          -----
                                                                          59

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b)
and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding  apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to  have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund.  A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling  1-800-345-2021. It is also available on American Century's Web site at
www.americancentury.com and on the Securities and Exchange Commission's Web site at www.sec.gov.

-----

Index Definitions

The following index is used to  illustrate investment market, sector,  or style performance or to serve as a fund performance comparison. It is  not an investment product available  for purchase.

The MERRILL LYNCH 10+ YEAR TREASURY TOTAL RETURN INDEX measures the total return performance of U.S. Treasury bonds with outstanding par values of  at least $15 million and maturity ranges of at least 10 years.

FUND BENCHMARKS

The benchmarks for the Target Maturities Trust funds are coupon STRIPS issues maturing in the target year of each portfolio.

The benchmark for the Target: 2005 fund is the 11/15/05 STRIPS ISSUE --  a zero-coupon Treasury bond that matures November 15, 2005.

The benchmark for the Target: 2010 fund is the 11/15/10 STRIPS ISSUE --  a zero-coupon Treasury bond that matures November 15, 2010.

The benchmark for the Target: 2015 fund is the 11/15/15 STRIPS ISSUE --  a zero-coupon Treasury bond that matures November 15, 2015.

The benchmark for the Target: 2020 fund is the 11/15/20 STRIPS ISSUE --  a zero-coupon Treasury bond that matures November 15, 2020.

The benchmark for the Target: 2025 fund was the 8/15/25 STRIPS ISSUE -- a zero-coupon Treasury bond that matures August 15, 2025.

The benchmark for the Target: 2025 fund is the 11/15/25 STRIPS ISSUE -- a zero-coupon Treasury bond that matures November 15, 2025.

The benchmark for the Target: 2030 fund is the 5/15/30 STRIPS ISSUE --  a zero-coupon Treasury bond that matures May 15, 2030.

                                                                          -----
                                                                          61

Notes

-----

Notes

                                                                          -----
                                                                          63

Notes

-----

[inside back cover - blank]

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY TARGET MATURITIES TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                      PRSRT STD
P.O. Box 419200                                               U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
                                                                  COMPANIES

0311                                 American Century Investment Services, Inc.
SH-ANN-36283S                     (c)2003 American Century Services Corporation

ITEM 2. CODE OF ETHICS.

(a)  The registrant has adopted a Code of Ethics for Senior  Financial  Officers that applies to the registrant's  principal  executive  officer,  principal financial officer,  principal  accounting  officer,  and persons performing similar functions.

(b)  No response required.

(c)  None.

(d)  None.

(e)  Not applicable.

(f)  The registrant's Code of Ethics for Senior Financial  Officers was filed as
     Exhibit 10(a) to American Century California  Tax-Free and Municipal Fund's
     Annual Certified  Shareholder  Report on Form N-CSR, File No. 811-3706,  on
     October 29, 2003, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board has determined that the registrant has at least one audit committee finanical expert serving on its audit committee.

(a)(2) Albert Eisenstat is the registrant's designated audit committee finanical expert. He is "independent" as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b)    No response required.

(c)    No response required.

(d)    No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

       Not applicable prior to annual filings for fiscal years ending after
       December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

       Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

       Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)  Registrant's  Code of Ethics for Senior  Financial  Officers,  which is the subject of the  disclosure  required by Item 2 of Form N-CSR,  was filed as
     Exhibit 10(a) to American Century California  Tax-Free and Municipal Fund's
     Annual Certified  Shareholder  Report on Form N-CSR, File No. 811-3706,  on
     October 29, 2003, and is incorporated herein by reference.

(b)  Separate certifications by the registrant's principal executive officer and principal financial officer,  pursuant to Section 302 of the Sarbanes-Oxley
     Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.302CERT.

(c)  A  certification  by the  registrant's  chief  executive  officer and chief financial  officer,  pursuant to Section 906 of the  Sarbanes-Oxley  Act of
     2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  American Century Target Maturities Trust

By:   /s/ William M. Lyons
      --------------------------------------------
      Name:    William M. Lyons
      Title:   President

Date:  November 24, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ William M. Lyons
      --------------------------------------------
      Name:    William M. Lyons
      Title:   President
               (principal executive officer)

Date:  November 24, 2003

By:   /s/ Maryanne L. Roepke
      --------------------------------------------
      Name:    Maryanne L. Roepke
      Title:   Sr. Vice President, Treasurer, and
               Chief Accounting Officer
               (principal financial officer)

Date:  November 24, 2003